      As filed with the Securities and Exchange Commission on April 26, 2000
                                                                File No. 2-77283


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                                    FORM N-4
               REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___                  / /
                                                                          /X/
                         Post-Effective Amendment No. 27


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT of 1940                        /X/
                                Amendment No. 30                          /X/

                                 --------------

                    Penn Mutual Variable Annuity Account III
                           (Exact Name of Registrant)

                                 --------------

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 --------------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                 --------------

                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:
                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                                 --------------

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b) of Rule 485
-----
  X  on May 1, 2000 pursuant to paragraph (b) of Rule 485
-----
     60 days after filing pursuant to paragraph (a) of Rule 485
-----
     on (date) pursuant to paragraph (a) of Rule 485
-----



                              CROSS REFERENCE SHEET
-------------------------------------------------------------------------------------------------------------------

                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ----------------------
Item  1.     Cover Page                     Cover Page                             N/A

Item  2.     Definitions                    Glossary                               N/A

Item  3.     Synopsis                       Cover Page; Expenses                   N/A
             or Highlights

Item  4.     Condensed Financial            Condensed Financial                    N/A
             Information                    Information

Item  5.     General Description            The Penn Mutual Life                   N/A
             of Registrant, Depositor       Insurance Company;
             and Portfolio Companies        The Separate Account

Item  6.     Deductions                     The Contract - What Charges            N/A
             and Expenses                   Do I Pay?

Item  7.     General Description of         The Contract                           N/A
             of Variable Annuity
             Contracts

Item  8.     Annuity Period Options         The Contract - What Types of           N/A
                                            Payments May I Choose?

Item  9.     Death Benefit On Death         The Contract - What are the            N/A
                                            the Death Benefits Under My
                                            Contract?

Item 10.     Purchases and                  The Contract - How Do I Purchase       N/A
             Contract Value                 a Contract?
                                            The Separate Account
                                            - Accumulation Unit Value

Item 11.     Redemptions                    The Contract - May I Withdraw          N/A
                                            Any of My Money?

Item 12.     Taxes                          Federal Income Tax                     N/A
                                            Considerations

Item 13.     Legal Proceedings              N/A                                    N/A





                              CROSS REFERENCE SHEET

                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ----------------------
Item 14.     Table of Contents of           Statement of Additional                N/A
             Statement of Additional        Information Contents
             Information

Item 15.     Cover Page                     N/A                                    Cover Page

Item 16.     Table of Contents              N/A                                    Cover Page

Item 17.     General Information            N/A                                    N/A
             and History

Item 18.     Services                       N/A                                    Administrative and
                                                                                   Recordkeeping Services;
                                                                                   Custodian; Auditors

Item 19.     Purchase of Securities         The Contract - How Do I Purchase       Distribution of
             Being Offered and Expenses     A Contract?                            Contracts and
                                            The Contract - May I Transfer          Certificates
                                            Money Among Investment Options?
                                            The Contract - What Charges
                                            Do I Pay?

Item 20.     Underwriters                   N/A                                    Distribution of Contracts
                                                                                   and Certificates

Item 21.     Calculation of                 N/A                                    Performance Data
             Performance Data

Item 22.     Annuity Payments               N/A                                    Variable Annuity
                                                                                   Payments

Item 23.     Financial Statements           N/A                                    Financial Statements


                                     PART A
                                     ------


                      Information Required in a Prospectus
                      ------------------------------------

PROSPECTUS  --  MAY 1, 2000
Individual Annuity Contracts With Variable Benefit Provisions -- Flexible Purchase Payments
--------------------------------------------------------------------------------
DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 o  Telephone (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes two annuity contracts ("Contracts") offered by the Penn Mutual Life Insurance Company ("Penn Mutual"). Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience.

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out.

o allows you to choose to receive your annuity payments over different periods of time.

Under either Contract, you direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

----------------------------------------------------------------------------------------------------------------------
Penn Series Funds, Inc.                                         Manager
        Money Market Fund                                       Independence Capital Management, Inc.
        Limited Maturity Bond Fund                              Independence Capital Management, Inc.
        Quality Bond Fund                                       Independence Capital Management, Inc.
        High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
        Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
        Growth Equity Fund                                      Independence Capital Management, Inc.
        Large Cap Value Fund                                    Putnam Investment Management, Inc.
        Index 500 Fund                                          Wells Capital Management Incorporated
        Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
        Mid Cap Value Fund                                      Neuberger Berman Management Inc.
        Emerging Growth Fund                                    RS Investment Management, Inc.
        Small Cap Value Fund                                    Royce & Associates, Inc.
        International Equity Fund                               Vontobel USA, Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisors Management Trust                      Manager
        Balanced Portfolio                                      Neuberger Berman Management Inc.
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund          Manager
        Equity-Income Portfolio                                 Fidelity Management and Research Company
        Growth Portfolio                                        Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II       Manager
        Asset Manager Portfolio                                 Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley's The Universal Institutional Funds, Inc.        Manager
        Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
--------------------------------------------------------------------------------------------------------------------
A Prospectus for each of these Funds accompanies this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The combination variable and fixed annuity contract has a fixed component that allows you to allocate purchase payments and to transfer money to one or more of our Fixed Interest Accounts. Your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 4%. The variable contract allows you to transfer money to your companion fixed annuity contract.

The Contracts are not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free-look periods apply in some states.

You may obtain a Statement of Additional Information from us free of charge by writing to The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or you can call us toll-free at 1-800-523- 0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

-------------------------------------------------------------------------------------------------------------------
PROSPECTUS CONTENTS
-------------------------------------------------------------------------------------------------------------------
GLOSSARY........................................................................................................2
-------------------------------------------------------------------------------------------------------------------
EXPENSES........................................................................................................3
-------------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...................................................................................5
-------------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.................................................................................7
-------------------------------------------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY.........................................................................15

-------------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT...........................................................................................15
        Accumulation Units.....................................................................................16
        Voting Instructions....................................................................................16
        Investment Options in the Separate Account.............................................................16
                  Penn Series Funds, Inc. .....................................................................16
                  Neuberger Berman Advisers Management Trust...................................................17
                  Fidelity Investments' Variable Insurance Products Fund.......................................18
                  Fidelity Investments' Variable Insurance Products Fund II....................................18
                  Morgan Stanley's The Universal Institutional Funds, Inc. ....................................18
-------------------------------------------------------------------------------------------------------------------

THE FIXED INTEREST ACCOUNTS................................................................................... 18
-------------------------------------------------------------------------------------------------------------------
THE CONTRACTS..................................................................................................19
        How Do I Purchase a Contract?..........................................................................19
        What Types of Annuity Payments May I Choose?...........................................................20
                  Variable Annuity Payments ...................................................................20
                  Fixed Annuity Payments Under a Variable/Fixed Contract ......................................20
                  Other information............................................................................20
        What Are the Death Benefits Under My Contract?.........................................................21
                  Contracts Sold in Texas......................................................................21
        May I Transfer Money Among Investment Options..........................................................22
                  Variable/Fixed Contracts ....................................................................22
                  Variable Contract  ..........................................................................22
                  Dollar Cost Averaging........................................................................22
                  Automatic Rebalancing........................................................................22
                  Additional Information.......................................................................23
        May I Withdraw Any of My Money?........................................................................23
                  403(b) Withdrawals ..........................................................................23
        Deferment of Payments and Transfers....................................................................24
        What Charges Do I Pay?.................................................................................24
                  Administration Charges.......................................................................24
                  Mortality and Expense Risk Charge............................................................24
                  Contingent Deferred Sales Charge.............................................................24
                  Variable/Fixed Contract......................................................................25
                  Variable Contract............................................................................25
                  Other Information............................................................................26
                  Premium Taxes................................................................................26
-------------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION........................................................................................26
-------------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.............................................................27
        General Information....................................................................................27
        Loans Under Section 403(b) Contracts...................................................................27
------------------------------------------------------------------------------------------------------------------

FEDERAL INCOME TAX CONSIDERATIONS..............................................................................28
        Withdrawals and Death Benefits.........................................................................28
        Annuity Payments.......................................................................................28
        Early Withdrawals......................................................................................28
        Transfers..............................................................................................29
        Separate Account Diversification.......................................................................29
        Qualified Plans........................................................................................29
-------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS...........................................................................................30
-------------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS...................................................................31

--------------------------------------------------------------------------------
GLOSSARY

        Accumulation Period: A period that begins with your first purchase payment and ends on the Annuity Date.

        Accumulation Unit: If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

        Administrative Office: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

        Annuitant:  The person during whose life annuity payments are made.

        Annuity Date:  The date on which annuity payments start.

        Annuity Payout Period: The period of time, starting on the Annuity Date, during which we make annuity payments.

        Annuity Unit: A unit of measure used to calculate the amount of each variable annuity payment.

        Beneficiary: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

        Contract: The combination variable and fixed annuity contract or the variable annuity contract described in this Prospectus.

        Contract Owner:  The person named in the Contract as the Contract Owner.

        Contract Value: If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the Fixed Interest Account Value. If you own a Variable Contract, this is the Variable Account Value.

        Fixed Interest Account Value: The value of amounts held under the Variable/Fixed Contract in all Fixed Interest Accounts.

        Separate Account: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940.

        Variable Account Value: The value of amounts held under the Contract in all subaccounts of the Separate Account.

        Valuation Period: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

        Variable Contract: The variable annuity contract described in this Prospectus.

        Variable/Fixed Contract: The combination variable and fixed annuity contract described in this Prospectus.

        We or Us: "we" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

        You:  "you" means the Contract Owner or prospective Contract Owner.

--------------------------------------------------------------------------------

EXPENSES

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments..................................................................... None
Maximum Contingent Deferred Sales Charge
        Variable/Fixed Contract ..............................................................................7%*
        Variable Contract....................................................................................5%**
Transfer Fee.................................................................................................None
Maximum Annual Contract Administration Charge................................................................$30
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge...........................................................................1.25%
Account Fees and Expenses....................................................................................None
Total Separate Account Annual Expenses......................................................................1.25%

* You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% of purchase payments that you allocate to the Separate Account. After your first Contract year, you will not pay this charge on your first withdrawal in a Contract year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this Prospectus.

** You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See What Charges Do I Pay? in this Prospectus.

--------------------------------------------------------------------------------

Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                               Management        Administrative                                      Total
                                  Fees            and Corporate      Accounting        Other          Fund
                             (after waiver)       Service Fees          Fees          Expenses      Expenses
                             --------------       ------------          ----          --------      --------

Money Market (1). . . . . . .     0.20%              0.15%              0.08%          0.08%          0.51%
Limited Maturity Bond(1).         0.30%              0.15%              0.08%          0.03%          0.56%
Quality Bond(1). . . . . . . . .  0.35%              0.15%              0.08%          0.10%          0.68%
High Yield Bond(2). . . . . .     0.50%              0.15%              0.08%          0.09%          0.82%
Flexibly Managed(1). . . . .      0.60%              0.15%              0.05%          0.06%          0.86%
Growth Equity(1). . . . . . .     0.65%              0.15%              0.06%          0.05%          0.91%
Large Cap Value(1). . . . . .     0.60%              0.15%              0.06%          0.05%          0.86%
Index 500 Fund(1). . . . . .      0.07%              0.09%              0.06%          0.03%          0.25%(3)
Mid Cap Growth Fund(1).           0.70%              0.15%              0.08%          0.07%          1.00%
Mid Cap Value Fund(1). .          0.55%              0.15%              0.08%          0.08%          0.86%
Emerging Growth(2). . . . .       0.73%              0.15%              0.07%          0.09%          1.04%
Small Cap Value (1). . . . . .    0.85%              0.15%              0.08%          0.09%          1.17%
International Equity(1). . .      0.85%              0.15%              0.08%          0.10%          1.18%

----------------------
(1)  The expenses are estimates provided by the Funds' investment adviser.
(2)  The expenses are for the last fiscal year.
(3) The total expenses for the Index 500 Fund are estimated to be 0.31% if the Fund's administrator does not waive part of its Administrative and Corporate Service Fee.

--------------------------------------------------------------------------------

Neuberger  Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                    Management,
                                   Advisory and
                                  Administration       Other        Total Fund
                                       Fees           Expenses       Expenses
                                       ----           --------       --------
Balanced.........................      0.85%           0.18%           1.03%

----------------------

(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a "Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                    Management         Other       Total Fund
                                       Fee           Expenses      Expenses
                                       ---           --------      --------
Equity-Income....................     0.49%           0.07%         0.56%
Growth...........................     0.59%           0.06%         0.65%


----------------------

(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.57% for the Equity Income Portfolio and 0.66% for the Growth Portfolio.

--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund II
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                   Management Fee        Other       Total Fund
                                    (After Waiver)     Expenses       Expenses
                                    --------------     --------       --------
Asset Manager (a)................       0.54%            0.08%          0.62%

----------------------

(a) The expenses presented are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.63% for the Asset Manager Portfolio.

--------------------------------------------------------------------------------

Morgan Stanley's The Universal Institutional Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                             Management     Other     Total Fund
                                                Fee        Expenses    Expenses
                                                ---        --------    --------
Emerging Markets Equity (International)......   1.25%        0.50%      1.75%

--------------------------------------------------------------------------------
        Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

        You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this Prospectus.


--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

The following examples show the total expenses that you would pay on each $1,000 invested.

        If you own a Variable/Fixed Contract and make purchase payments only during the first Contract year, you would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:

                                                                             One       Three       Five        Ten
                                                                            Year       Years      Years       Years
                                                                            ----       -----      -----       -----
Penn Series Money Market Fund*.......................................        $84       $107        $130       $214
Penn Series Limited Maturity Bond Fund*..............................        $88       $122        $156       $268
Penn Series Quality Bond Fund*.......................................        $85       $112        $139       $232
Penn Series High Yield Bond Fund**...................................        $86       $116        $146       $247
Penn Series Flexibly Managed Fund*...................................        $87       $117        $148       $251
Penn Series Growth Equity Fund*......................................        $87       $118        $150       $256
Penn Series Large Cap Value Fund*....................................        $87       $117        $148       $251
Penn Series Index 500 Fund*..........................................        $81        $99        $117       $185
Penn Series Mid Cap Growth Fund*.....................................        $84       $108        $133       $219
Penn Series Mid Cap Value Fund*......................................        $87       $117        $148       $251
Penn Series Emerging Growth Fund**...................................        $89       $122        $156       $269
Penn Series Small Cap Value Fund*....................................        $90       $126        $163       $282
Penn Series International Equity Fund*...............................        $90       $126        $163       $283
Neuberger Berman Balanced Portfolio**................................        $85       $111        $138       $230
Fidelity's Equity Income Portfolio**.................................        $84       $108        $133       $220
Fidelity's Growth Portfolio**........................................        $85       $111        $138       $230
Fidelity's Asset Manager Portfolio**.................................        $85       $110        $136       $227
Morgan Stanley Emerging Markets Equity (International) Portfolio**...        $95       $142        $190       $338

        If you own a Variable/Fixed Contract and make purchase payments after the first Contract year, you would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:

                                                                        One        Three       Five        Ten
                                                                        Year       Years       Years       Years
Penn Series Money Market Fund*.......................................    $84        $107        $135       $226
Penn Series Limited Maturity Bond Fund*..............................    $88        $122        $161       $280
Penn Series Quality Bond Fund*.......................................    $85        $112        $144       $244
Penn Series High Yield Bond Fund**...................................    $86        $116        $151       $259
Penn Series Flexibly Managed Fund*...................................    $87        $117        $153       $263
Penn Series Growth Equity Fund*......................................    $87        $118        $155       $268
Penn Series Large Cap Value Fund*....................................    $87        $117        $153       $263
Penn Series Index 500 Fund*..........................................    $81        $99         $122       $198
Penn Series Mid Cap Growth Fund*.....................................    $84        $108        $138       $231
Penn Series Mid Cap Value Fund*......................................    $87        $117        $153       $263
Penn Series Emerging Growth Fund**...................................    $89        $122        $162       $281
Penn Series Small Cap Value Fund*....................................    $90        $126        $168       $294
Penn Series International Equity Fund*...............................    $90        $126        $168       $295
Neuberger Berman Balanced Portfolio**................................    $85        $111        $143       $242
Fidelity's Equity Income Portfolio**.................................    $84        $108        $138       $233
Fidelity's Growth Portfolio**........................................    $85        $110        $141       $239
Fidelity's Asset Manager Portfolio**.................................    $85        $110        $141       $239
Morgan Stanley Emerging Markets Equity (International) Portfolio**...    $95        $142        $195       $349

        If you own a Variable Contract and surrender your contract after the number of years shown, you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                                         One       Three       Five        Ten
                                                                        Year       Years      Years       Years
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund*.......................................    $65       $107        $149       $214
Penn Series Limited Maturity Bond Fund*..............................    $66       $109        $151       $219
Penn Series Quality Bond Fund*.......................................    $67       $112        $157       $232
Penn Series High Yield Bond Fund**...................................    $68       $116        $164       $247
Penn Series Flexibly Managed Fund*...................................    $68       $117        $167       $251
Penn Series Growth Equity Fund*......................................    $69       $119        $169       $256
Penn Series Large Cap Value Fund*....................................    $68       $117        $167       $251
Penn Series Index 500 Fund*..........................................    $63        $99        $135       $185
Penn Series Mid Cap Growth Fund*.....................................    $70       $121        $174       $265
Penn Series Mid Cap Value Fund*......................................    $68       $117        $167       $251
Penn Series Emerging Growth Fund**...................................    $70       $123        $176       $269
Penn Series Small Cap Value Fund*....................................    $71       $126        $182       $282
Penn Series International Equity Fund*...............................    $71       $127        $183       $283
Neuberger Berman Balanced Portfolio**................................    $70       $122        $175       $268
Fidelity's Equity Income Portfolio**.................................    $66       $109        $152       $220
Fidelity's Growth Portfolio**........................................    $67       $112        $156       $230
Fidelity's Asset Manager Portfolio**.................................    $66       $111        $155       $227
Morgan Stanley Emerging Markets Equity (International) Portfolio**...    $77       $143        $211       $338

        If you own either a Variable/Fixed Contract or a Variable Contract and do not surrender your Contract, or if you annuitize your Contract after the number of years shown, you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                                         One       Three       Five        Ten
                                                                        Year       Years      Years       Years
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund*.......................................    $18        $57        $99        $214
Penn Series Limited Maturity Bond Fund*..............................    $24        $73        $125       $268
Penn Series Quality Bond Fund*.......................................    $20        $63        $107       $232
Penn Series High Yield Bond Fund**...................................    $22        $67        $114       $247
Penn Series Flexibly Managed Fund*...................................    $22        $68        $117       $251
Penn Series Growth Equity Fund*......................................    $23        $69        $119       $256
Penn Series Large Cap Value Fund*....................................    $22        $68        $117       $251
Penn Series Index 500 Fund*..........................................    $16        $49        $85        $185
Penn Series Mid Cap Growth Fund*.....................................    $19        $59        $101       $219
Penn Series Mid Cap Value Fund*......................................    $22        $68        $117       $251
Penn Series Emerging Growth Fund**...................................    $24        $73        $126       $269
Penn Series Small Cap Value Fund*....................................    $25        $77        $132       $282
Penn Series International Equity Fund*...............................    $25        $78        $133       $283
Neuberger Berman Balanced Portfolio**................................    $20        $62        $106       $230
Fidelity's Equity Income Portfolio**.................................    $19        $59        $102       $220
Fidelity's Growth Portfolio**........................................    $20        $61        $105       $227
Fidelity's Asset Manager Portfolio**.................................    $20        $61        $105       $227
Morgan Stanley Emerging Markets Equity (International) Portfolio**...    $31        $95        $161       $338

----------------------

* These examples are based upon estimates of Fund expenses provided by the Funds' investment adviser.

** These examples are based upon Fund data for the fiscal year ended
   December 31, 1999.

        These are only examples. Your expenses may be more or less than what is shown.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

        The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. Please read these tables together with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                           Year Ended December 31,
                                 -----------------------------------------------------------------------------
                                      1999         1998         1997         1996         1995         1994
                                 -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............    $20.268       $19.541      $18.817      $18.148     $17.416      $17.003
Accumulation Unit Value,
 end of period ..................    $20.953       $20.268      $19.541      $18.817     $18.148      $17.416
Number of Accumulation             1,669,670     1,449,199    1,120,603    1,192,388   1,062,385      825,274
Units outstanding, end of period.

                                                   Year Ended December 31,
                                     ------------------------------------------------
                                         1993         1992         1991         1990
                                     ------------------------------------------------
Accumulation Unit Value,
beginning of period .................  $16.791      $16.491       $15.732      $14.893
Accumulation Unit Value,
end of period .......................  $17.003      $16.791       $16.491      $15.732
Number of Accumulation
Units outstanding, end of period.....  658,620      698,584       769,958      965,117

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                              Year Ended December 31,
                                    ---------------------------------------------------------------------------
                                        1999        1998         1997         1996         1995         1994
                                    ---------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period................  $22.043      $20.260      $18.990      $18.465      $15.562     $16.639
Accumulation Unit Value,
 end of period......................  $21.769      $22.043      $20.260      $18.990      $18.465     $15.562
Number of Accumulation
Units outstanding, end of period....1,612,651    1,665,664    1,497,635    1,664,378    1,869,975   1,890,869

                                                     Year Ended December 31,
                                     -----------------------------------------------------
                                         1993          1992         1991         1990
                                     -----------------------------------------------------
Accumulation Unit Value,
beginning of period..................   $15.088      $14.336       $12.558      $11.776
Accumulation Unit Value,
 end of period.......................   $16.639      $15.088       $14.336      $12.558
Number of Accumulation
Units outstanding, end of period..... 1,953,188    1,337,087     1,229,163    1,075,187

----------------------

(a)  Fixed Income Fund Subaccount prior to November 1, 1992.


-------------------------------------------------------------------------------
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                              Year Ended December 31,
                                     ---------------------------------------------------------------------------
                                         1999        1998         1997         1996        1995         1994
                                     ---------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .................  $12.313      $11.943      $11.330     $10.999      $10.039     $10.181
Accumulation Unit Value,
end of period .......................  $12.339      $12.313      $11.943     $11.330      $10.999     $10.039
Number of Accumulation
Units outstanding, end of period.....  473,183      509,381      465,682     459,223      444,986     448,825

                                            Year Ended December 31,
                                                     1993 (b)
                                                  -------------
Accumulation Unit Value,
beginning of period ..............................   $10.000
Accumulation Unit Value,
end of period ....................................   $10.181
Number of Accumulation
Units outstanding, end of period .................   311,665

----------------------

(a)  Neuberger Berman Limited Maturity Bond Fund Subaccount prior to
     May 1, 2000.
(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                              Year Ended December 31,
                                     ---------------------------------------------------------------------------
                                        1999        1998         1997         1996         1995         1994
                                     ---------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period..................   $34.645     $33.476      $29.276      $26.033      $22.644     $24.742
Accumulation Unit Value,
 end of period.......................   $35.666     $34.645      $33.476      $29.276      $26.033     $22.644
Number of Accumulation
Units outstanding, end of period..... 1,176,269   1,308,094    1,261,904    1,185,318    1,194,944   1,264,890



                                                   Year Ended December 31,
                                     --------------------------------------------------
                                        1993        1992         1991         1990
                                     --------------------------------------------------
Accumulation Unit Value,
 beginning of period.................  $20.918     $18.291      $13.534      $15.035
Accumulation Unit Value,
 end of period.......................  $24.742     $20.918      $18.291      $13.534
Number of Accumulation                1,257,271    705,414      594,530      613,408
Units outstanding, end of period.....

------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                              Year Ended December 31,
                                     ---------------------------------------------------------------------------
                                         1999         1998         1997         1996        1995        1994
                                     ---------------------------------------------------------------------------

Accumulation Unit Value,
 beginning of period.................   $58.951      $56.265      $49.262     $42.865     $35.496     $34.514

Accumulation Unit Value,
end of period .......................   $62.396      $58.951      $56.265     $49.262     $42.865     $35.496
Number of Accumulation
Units outstanding, end of period..... 4,634,490    5,766,014    5,974,993   5,711,843   4,946,240   4,198,305

                                                      Year Ended December 31,
                                       ------------------------------------------------------
                                           1993          1992          1991         1990
                                       ------------------------------------------------------
Accumulation Unit Value,
 beginning of period...................   $30.179      $27.893       $23.215       $23.712
Accumulation Unit Value,
end of period .........................   $34.514      $30.179       $27.893       $23.215
Number of Accumulation
Units outstanding, end of period....... 3,143,601    2,327,829     1,664,751     1,237,347

----------------------

(a)  Capital Appreciation Fund Subaccount prior to November 1, 1992.

------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                             Year Ended December 31,
                         ---------------------------------------------------------------------------------------
                                  1999                  1998                 1997                  1996
                         ---------------------------------------------------------------------------------------
                                        Non-                   Non-                  Non-                 Non-
                              Qual      Qual         Qual      Qual        Qual      Qual        Qual     Qual
                         ---------------------------------------------------------------------------------------
Accumulation Unit
Value, beginning of
period...................   $67.515    $66.959     $48.256    $47.859     $38.550   $38.235     $32.596   $32.327
Accumulation Unit
Value, end of period.....   $89.413    $88.677     $67.515    $66.959     $48.256   $47.859     $38.550   $38.235
Number of
Accumulation Units
outstanding, end of
period................... 1,772,202    665,530   1,752,036    626,895   1,794,481   617,717   1,830,081   620,903



                                                            Year Ended December 31,
                                    -----------------------------------------------------------------------
                                             1995                   1994                    1993
                                    -----------------------------------------------------------------------
                                                  Non-                    Non-                    Non-
                                       Qual       Qual        Qual        Qual        Qual        Qual
                                    -----------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.................   $26.102    $25.887    $28.766     $28.528     $25.906      $25.692
Accumulation Unit Value,
end of period.......................   $32.596    $32.327    $26.102     $25.887     $28.766      $28.528
Number of Accumulation
Units outstanding, end of period.... 1,991,646    674,290  2,119,836     717,328   2,042,023      685,110

                                                      Year Ended December 31,
                              -----------------------------------------------------------------------
                                        1992                   1991                    1990
                              -----------------------------------------------------------------------
                                              Non-                   Non-                    Non-
                                  Qual        Qual       Qual        Qual        Qual        Qual
                              -----------------------------------------------------------------------

Accumulation Unit Value,
beginning of period...........   $24.756     $24.552     $18.605    $18.451     $21.204     $21.029
Accumulation Unit Value,
end of period.................   $25.906     $25.692     $24.756    $24.552     $18.605     $18.451
Number of Accumulation
Units outstanding, end
of period..................... 2,004,015     669,679   1,680,322    518,717   1,470,210     439,287

----------------------

(a)  Growth Stock Fund Subaccount prior to November 1, 1992.

------------------------------------------------------------------------------

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                Year Ended December 31,
                                    ----------------------------------------------------------------------------
                                        1999        1998         1997         1996         1995         1994
                                    ----------------------------------------------------------------------------
Accumulation
Unit Value, beginning of period.....   $41.167      $38.038      $30.819      $24.928      $18.361     $18.062
Accumulation Unit Value,
end of period.......................   $40.329      $41.167      $38.038      $30.819      $24.928     $18.361
Number of Accumulation
Units outstanding, end of period.... 4,407,110    5,273,048    5,409,879    4,907,784    4,235,839   3,886,404



                                                  Year Ended December 31,
                                    ------------------------------------------------
                                        1993        1992         1991         1990
                                    ------------------------------------------------
Accumulation Unit Value,
beginning of period.................   $17.080      $15.058      $11.939      $13.157
Accumulation Unit Value,
 end of period......................   $18.062      $17.080      $15.058      $11.939
Number of Accumulation
Units outstanding, end of period.... 3,693,652    2,865,294    2,207,661    1,883,581

----------------------

(a)  Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

------------------------------------------------------------------------------

PENN SERIES INDEX 500 FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                   Year Ended December 31,
                                         ----------------------------------------
                                           1999          1998          1997(b)
                                         ----------------------------------------
Accumulation Unit Value,
beginning of period ..................    $15.414        $12.162        $10.000
Accumulation Unit Value,
end of period ........................    $18.344        $15.414        $12.162
Number of Accumulation
Units outstanding, end of period......  4,389,976      2,350,293        703,585

----------------------
(a) Fidelity Investments' Index 500 Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

------------------------------------------------------------------------------
PENN SERIES MID CAP GROWTH FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                            Year Ended December 31,
                                      ----------------------------------------------------------------------
                                        1999        1998         1997         1996         1995         1994
                                      ----------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ................  $12.262      $12.690      $13.282      $14.057      $10.857     $11.124
Accumulation Unit Value,
end of period ......................  $19.924      $12.262      $12.690      $13.282      $14.057     $10.857
Number of Accumulation
Units outstanding, end of period....  916,231    1,153,673    1,567,237    2,183,381    2,157,888   1,791,799

                                                    Year Ended December 31,
                                                   --------------------------
                                                            1993(b)
                                                   --------------------------
Accumulation Unit Value,
beginning of period ...............................         $10.000
Accumulation Unit Value,
end of period .....................................         $11.124
Number of Accumulation                                      716,404
Units outstanding, end of period ..................

----------------------
(a) American Century Capital Appreciation Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

------------------------------------------------------------------------------
PENN SERIES MID CAP VALUE FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        Year Ended December 31,
                                             -------------------------------------------
                                                  1999           1998          1997(a)
                                             -------------------------------------------
Accumulation Unit Value,
beginning of Period........................     $12.773         $12.411        $10.000
Accumulation Unit Value,
end of period..............................     $13.544         $12.773        $12.411
Number of Accumulation
Units outstanding, end of period...........   1,787,163       1,716,964        665,382

----------------------
(a) Neuberger Berman Partners Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        Year Ended December 31,
                                             ------------------------------------------
                                                 1999           1998           1997(a)
                                             ------------------------------------------
Accumulation Unit Value,
beginning of period........................     $18.503        $13.806         $10.000
Accumulation Unit Value,
end of period..............................     $52.084        $18.503         $13.806
Number of Accumulation
Units outstanding, end of period...........   1,645,175        781,196         308,169

----------------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                              Year Ended December 31,
                                     -----------------------------------------------------------------
                                          1999         1998         1997         1996        1995(b)
                                     ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .................    $14.400       $16.051      $13.211      $11.171      $10.000
Accumulation Unit Value,
end of period .......................    $14.032       $14.400      $16.051      $13.211      $11.171
Number of Accumulation
Units outstanding, end of period.....  1,249,298     1,306,650    1,104,032      587,385      137,653

----------------------
(a)  Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                            Year Ended December 31,
                                    -------------------------------------------------------------------------
                                        1999         1998        1997        1996        1995        1994
                                    -------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ................    $21.320     $18.164     $16.659     $14.434     $12.843     $13.880
Accumulation Unit Value,
end of period ......................    $30.678     $21.320     $18.164     $16.659     $14.434     $12.843
Number of Accumulation
Units outstanding, end of period....  3,579,323   3,822,847   4,155,960   4,012,762   3,388,479   3,556,098

                                                  Year Ended December 31,
                                               --------------------------
                                                  1993            1992(a)
                                               --------------------------
Accumulation Unit Value,
beginning of period .......................      $10.175           $10.000
Accumulation Unit Value,
end of period .............................      $13.880           $10.175
Number of Accumulation
Units outstanding, end of period ..........    1,847,892            92,386

----------------------

(a) For the period November 2, 1992 (date subaccount was established) through December 31, 1992.
------------------------------------------------------------------------------
FIDELITY INVESTMENTS' EQUITY INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                          Year Ended December 31,
                                     ------------------------------------------------------------------
                                         1999          1998         1997        1996        1995(a)
                                     ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .................    $18.764      $17.021      $13.453      $11.920     $10.000
Accumulation Unit Value,
end of period .......................    $19.704      $18.764      $17.021      $13.453     $11.920
Number of Accumulation
Units outstanding, end of period.....  3,820,785    3,820,796    3,352,648    2,498,343     581,691

----------------------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                          Year Ended December 31,
                                     -------------------------------------------------------------
                                         1999         1998         1997         1996       1995(a)
                                     -------------------------------------------------------------
Accumulation Unit Value,
beginning of period..................   $23.519      $17.073     $14.000      $12.359      $10.000
Accumulation Unit Value,
end of period........................   $31.922      $23.519     $17.073      $14.000      $12.359
Number of Accumulation
Units outstanding, end of period..... 4,955,849    3,722,268   3,157,234    2,620,543      690,602

----------------------
(a) For the period May 1, 1995 (date subaccount was established) through
    December 31, 1995.

------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                              Year Ended December 31,
                                      -----------------------------------------------------------------
                                           1999         1998         1997          1996        1995(a)
                                      -----------------------------------------------------------------
Accumulation Unit Value,
beginning of period...................   $17.809       $15.040      $12.623      $11.153       $10.000
Accumulation Unit Value,
end of period.........................   $18.748       $17.809      $15.040      $12.623       $11.153
Number of Accumulation
Units outstanding, end of period...... 1,290,362       801,557      577,711      383,267       117,290

----------------------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

------------------------------------------------------------------------------
MORGAN STANLEY'S EMERGING MARKETS EQUITY (INTERNATIONAL) FUND SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period

                                                    Year Ended December 31,
                                         -----------------------------------------------
                                              1999            1998           1997(a)
                                         -----------------------------------------------
Accumulation Unit Value,
beginning of period.....................      $6.720         $8.975          $10.000
Accumulation Unit Value,
end of period...........................     $12.995         $6.720           $8.975
Number of Accumulation
Units outstanding, end of period........     649,652        406,393          248,001

----------------------

(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

------------------------------------------------------------------------------

THE PENN  MUTUAL LIFE INSURANCE COMPANY

        The Penn Mutual Life Insurance Company. Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

        Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

        o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

        o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


        The financial statements of the subaccounts of the Separate Account for the year ended December 31, 1999 are included in the statement of additional information referred to on the cover page of this Prospectus.


------------------------------------------------------------------------------
Accumulation Units

        Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units on each day the New York Stock Exchange is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

        The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.

------------------------------------------------------------------------------
Voting Instructions

        You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

        If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

------------------------------------------------------------------------------
Investment Options in the Separate Account

The Separate Account currently has subaccounts that invest in the following
Funds:

Penn Series Funds, Inc.:


        Money Market Fund -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

        Limited Maturity Bond Fund -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

        Quality Bond Fund -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

        High Yield Bond Fund -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

        Flexibly Managed Fund -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

        Growth Equity Fund -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

        Large Cap Value Fund (formerly, Value Equity Fund)-- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

        Index 500 Fund -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

        Mid Cap Growth Fund -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

        Mid Cap Value -- seeks to achieve growth of capital by investing primarily in U.S. companies with market medium capitalizations that are undervalued.

        Emerging Growth Fund -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

        Small Cap Value Fund (formerly, Small Capitalization Fund)-- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

        International Equity Fund -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

        Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. Putnam Investment Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Royce & Associates, Inc., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel USA, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

Neuberger Berman Advisers Management Trust:

        Balanced Portfolio -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

        Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

Fidelity Investments' Variable Insurance Products Fund:

        Equity-Income Portfolio -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

        Growth Portfolio -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

        Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity- Income Portfolio and the Growth Portfolio.

Fidelity Investments' Variable Insurance Products Fund II:

        Asset Manager Portfolio -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

        Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

Morgan Stanley's The Universal Institutional Funds, Inc.:

        Emerging Markets Equity (International) Portfolio -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

        Morgan Stanley Asset Management, New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

        Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Morgan Stanley's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses.

Read the Prospectuses of these Funds before investing.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS

        The Fixed Interest Accounts are part of the Company's general investment account. Interests in the Fixed Interest Accounts are not registered under the

Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

-------------------------------------------------------------------------------
THE CONTRACTS


        The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc.

        In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more Fixed Interest Accounts. The Variable Contract allows you to transfer amounts from your Contract to one or more Fixed Interest Accounts in a separate fixed annuity contract issued by Penn Mutual. The Fixed Interest Accounts are funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.


        You decide, within Contract limits,

        o     how often you make a purchase payment and how much you invest;

        o the Funds and/or Fixed Interest Accounts in which your purchase payments are invested;

        o whether or not to transfer money among the available Funds and Fixed Interest Accounts;

        o     the type of annuity that we pay and who receives it;

        o     the Beneficiary or Beneficiaries to whom we pay death benefits;
              and

        o     the amount and frequency of withdrawals from the Contract Value.

        Your Contract has

        o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

        o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

        We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

        You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

--------------------------------------------------------------------------------
How Do I Purchase a Contract?

        Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

        For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

        For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

        We may, in our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

        The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

-------------------------------------------------------------------------------
What Types of Annuity Payments May I Choose?

        You may choose: (1) an annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years,
(4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option.

        You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

        Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

        The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

        Fixed Annuity Payments Under a Variable/Fixed Contract. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

        Other Information. Unless you tell us otherwise, your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 85th birthday for contracts that are not issued under qualified retirement plans and (2) the first day of April following the year in which the Annuitant turns 70 1/2 for Contracts that are issued under qualified retirement plans.

        You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first Contract anniversary.

        If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

-------------------------------------------------------------------------------
What Are the Death Benefits Under My Contract?

        You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

        Variable/Fixed Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greatest of

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers,

        o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

        o the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value of any Fixed Interest Accounts under your Contract.

        Similarly, Variable Contracts sold in most states provide that if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay your Beneficiary the greatest of

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers,

        o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

        o the Contract Value, as of the contract date or, if later, as of the end of the most recent seven- year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

Contracts Sold in Texas. If the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay the greater of

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

        o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at Penn Mutual's service office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.

        The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

        If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

        If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

        If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

        For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

-------------------------------------------------------------------------------
May I Transfer Money Among Investment Options

        Variable/Fixed Contracts. You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the Fixed Interest Accounts. You may transfer from a Fixed Interest Account to subaccounts of the Separate Account or to another Fixed Interest Account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

        If you own a Variable/Fixed Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

        Variable Contract. You may transfer amounts from one subaccount of the Separate Account to another, up to six times in a calendar year. The minimum transfer for a Contract issued under a tax-qualified retirement plan is $250. The minimum for all other Contracts is $1,000. If a partial transfer is made to another Contract, the remaining Contract Value must be $250.

        You may transfer all or part of your Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The owner, annuitant and beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.

        Dollar Cost Averaging. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly or quarterly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts:
Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

        Automatic Rebalancing. Automatic rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time.

        Additional Information. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

        A transfer request must be received at our administrative office and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

-------------------------------------------------------------------------------
May I Withdraw Any of My Money?

        Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

        o A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

        o After the Annuity Date, you choose an annuity for a set number of years, and you may withdraw the present value of your annuity.

        o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Variable Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

        403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

-------------------------------------------------------------------------------
Deferment of Payments and Transfers

        We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

-------------------------------------------------------------------------------
What Charges Do I Pay?

        The following discussion explains the Contract charges that you pay. You also pay expenses indirectly to the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

Administration Charges

        These charges reimburse us for administering the Contracts and the Separate Account.

        o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

Mortality and Expense Risk Charges

        o We deduct from the net asset value of the Separate Account a daily administration charge which is a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

        o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

        You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

Contingent Deferred Sales Charge

        This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

Variable/Fixed Contract

        The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

        First, if no purchase payments have been made after the first contract year, the deferred sales charge will equal:

       Withdrawal During                     Deferred Sales Charge as a
         Contract Year                     Percentage of Amount Withdrawn
--------------------------------------------------------------------------
               1                                        7.0%
--------------------------------------------------------------------------
               2                                        6.0%
--------------------------------------------------------------------------
               3                                        5.0%
--------------------------------------------------------------------------
               4                                        4.0%
--------------------------------------------------------------------------
               5                                        3.0%
--------------------------------------------------------------------------
               6                                        2.0%
--------------------------------------------------------------------------
               7                                        1.0%
--------------------------------------------------------------------------
          8 and later                                 No Charge
--------------------------------------------------------------------------

        Second, if purchase payments have been made in any contract year after the first, the deferred sales charge will equal:


       Withdrawal During                      Deferred Sales Charge as a
         Contract Year                      Percentage of Amount Withdrawn
------------------------------------------------------------------------------
               1                                         7.0%
------------------------------------------------------------------------------
               2                                         6.0%
------------------------------------------------------------------------------
               3                                         5.0%
------------------------------------------------------------------------------
               4                                         4.0%
------------------------------------------------------------------------------
               5                                         3.5%
------------------------------------------------------------------------------
               6                                         3.0%
------------------------------------------------------------------------------
               7                                         2.5%
------------------------------------------------------------------------------
               8                                         2.0%
------------------------------------------------------------------------------
               9                                         1.5%
------------------------------------------------------------------------------
              10                                         1.0%
------------------------------------------------------------------------------
         11 and later                                  No Charge
------------------------------------------------------------------------------

        Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

Variable Contract

        If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal or (b) 5% of the amount withdrawn. Under no circumstances will the charge ever exceed 5% of total purchase payments.

        You will not pay a charge on that portion of the first withdrawal in a contract year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the contract year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of the Contract
Value:

          Contract Year                         Percentage
------------------------------------------------------------------------------
             Eighth                                 25%
------------------------------------------------------------------------------
              Ninth                                 50%
------------------------------------------------------------------------------
              Tenth                                 75%
------------------------------------------------------------------------------

        No charge will be made on the first withdrawal in any contract year after the tenth contract year.

Other Information

        You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Internal Revenue Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date and (iii) the disability has continued without interruption for four months.

        The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

Premium Taxes

        Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

-------------------------------------------------------------------------------
PERFORMANCE INFORMATION

        We may advertise total return performance and annual changes in accumulation unit values.

        Information on total return performance will include average annual rates of total return for one-, five- and ten-year periods, or lesser periods depending on how long the Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable Fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

-------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

General Information

        If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed

Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than the 52 week Treasury Bill discount rate obtained from the most recent regularly scheduled auction.

        If you own a Variable/Fixed Contract you may transfer Fixed Account funds to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. In no event will the premature withdrawal charge invade the Contract Owner's principal investment in the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

Loans Under Section 403(b) Contracts

        If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

        When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

        Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

        If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the
                                       27
amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

        Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

        The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

        You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

        Withdrawals and Death Benefits. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may obtain Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

        Annuity Payments. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

        Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

        Early Withdrawals. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

        o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

        o     withdrawals made on or after age 59 1/2;

        o     distributions made after death; and

        o     withdrawals attributable to total and permanent disability.

        Transfers. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.


        Separate Account Diversification. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Morgan Stanley's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.


        The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

        Qualified Plans. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

        For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

        Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

        This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS

        The consolidated financial statements of The Penn Mutual Life Insurance Company and the financial statements of the Separate Account at December 31, 1999 and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS..............................................................................B-2
                  First Variable Annuity Payments .....................................................B-2
                  Subsequent Variable Annuity Payments ................................................B-2
                  Annuity Units .......................................................................B-2
                  Value of Annuity Units ..............................................................B-2
                  Net Investment Factor ...............................................................B-3
                  Assumed Interest Rate ...............................................................B-3
                  Valuation Period ....................................................................B-4
----------------------------------------------------------------------------------------------------------
PERFORMANCE DATA ......................................................................................B-4
                  Average Annual Total Return .........................................................B-4
                  Annual Changes in Accumulation Unit Values .........................................B-14
----------------------------------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES.............................................................B-17
----------------------------------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES............................................................B-17
----------------------------------------------------------------------------------------------------------
CUSTODIAN ............................................................................................B-17
----------------------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS .................................................................................B-17
----------------------------------------------------------------------------------------------------------
LEGAL MATTERS ........................................................................................B-17
----------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS .................................................................................B-17

PROSPECTUS  -- MAY 1, 2000
Certificates Issued Under Group Variable and Fixed Annuity Contracts --
Flexible Purchase Payments
--------------------------------------------------------------------------------

OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, PA 19172   Telephone (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes a group variable and fixed annuity contract ("Penn Mutual") offered by The Penn Mutual Life Insurance Company ("Penn Mutual"). Please read it carefully and save it for future reference.

The Contract is an agreement between the Contractholder and Penn Mutual. You, as a participant in the Contract, agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date.

The Contract:

o has a variable component, which means that the Participant's Variable Account Value and future payouts we make to you will vary based upon investment experience;

o has a fixed component, which means that the Participant's Fixed Account Value and future payouts we make to you will be fixed based on your purchase payments plus interest credited at not less than 4%;

o is tax-deferred, which means that you will not pay federal income taxes until we begin to make annuity payments to you or until you take money out, and allows you to receive annuity payments over different periods of time.

Under the variable component, you direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

--------------------------------------------------------------------------------
Penn Series Funds, Inc.                   Manager
        Money Market Fund                 Independence Capital Management, inc.
        Quality Bond Fund                 Independence Capital Management, Inc.
        High Yield Bond Fund              T. Rowe Price Associates, Inc.
        Flexibly Managed Fund             T. Rowe Price Associates, Inc.
        Growth Equity Fund                Independence Capital Management, Inc.
        Large Cap Value Fund              Putnam Investment Management, Inc.
        International Equity Fund         Vontobel USA, Inc.
--------------------------------------------------------------------------------

A Prospectus for the Penn Series Fund, Inc. accompanies this prospectus.

You also may direct us to invest in one or more of our Fixed Interest Accounts.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

The Contract is not suitable for short-term investment. You may pay a deferred sales charge of 5% on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. The Contract is not a bank deposit and is not federally insured.

You may return your Contract Certificate issued within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.



PROSPECTUS CONTENTS
-------------------------------------------------------------------------------------------------------------------
SPECIAL TERMS...................................................................................................2
-------------------------------------------------------------------------------------------------------------------
EXPENSES........................................................................................................2
-------------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...................................................................................3
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUES........................................................................................4
-------------------------------------------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY..........................................................................8
-------------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT............................................................................................8
        Accumulation Units......................................................................................8
        Voting Instructions.....................................................................................9
        Investment Options in the Separate Account..............................................................9
                  Money Market Fund.............................................................................9
                  Quality Bond Fund.............................................................................9
                  High Yield Bond Fund..........................................................................9
                  Flexibly Managed Fund.........................................................................9
                  Growth Equity Fund............................................................................9
                  Large Cap Value Fund..........................................................................9
                  International Equity Fund....................................................................10
-------------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS....................................................................................10
-------------------------------------------------------------------------------------------------------------------
THE CONTRACT...................................................................................................10
        How Do I Participate in a Contract?....................................................................11
        What Type of Annuity Payments May I Choose?............................................................11
        What Are the Death Benefits Under My Certificate?......................................................12
        May I Transfer Money Among Investment Options..........................................................13
        May I Withdraw Any of My Money?........................................................................13
        Deferment of Payments and Transfers....................................................................13
        What Charges Do I Pay?.................................................................................13
        Administration Charges.................................................................................13
        Mortality and Expense Risk Charges.....................................................................14
        Contingent Deferred Sales Charge.......................................................................14
-------------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION........................................................................................15
-------------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS..............................................................15
        General Information....................................................................................15
        Loans Under Section 403(b) Contracts...................................................................16
-------------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS..............................................................................16
        Withdrawals and Death Benefits.........................................................................16
        Annuity Payments.......................................................................................16
        Early Withdrawals......................................................................................17
        Transfers..............................................................................................17
        Separate Account Diversification.......................................................................17
        Qualified Plans........................................................................................17
-------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS...........................................................................................18
-------------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS...................................................................19
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meaning:

        Accumulation Unit:  A unit of measure used to compute a Participant's Variable Account Value prior to the Annuity Date.
        Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance
        Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.
        Annuity Date:  The date on which annuity payments start.
        Annuity Unit:  A unit of measure used to compute a Participant's variable annuity payment.
        Certificate:  A certificate issued under the Contract which sets the Participant's interest in the Contract.
        Contract:  The group combination variable and fixed annuity contract described in this prospectus.
        Participant:  A person on whose behalf purchase payments are made under the Contract.
        Participant's Fixed Account:  An account established and maintained by The Penn Mutual Life Insurance
        Company under the fixed account provisions of the Contract.
        Participant's Fixed Account Value:  The sum of all amounts credited to a Participant's Fixed Account, increased by interest credited and reduced by amounts withdrawn from the Participant's Fixed Account.
        Participant's Variable Account:  An account established and maintained under the Contract for a
        Participant.
        Participant's Variable Account Value:  The value of all Accumulation Units credited to the Participant's
        Variable Account.
        We:  The Penn Mutual Life Insurance company.
        You:  The Participant

--------------------------------------------------------------------------------
EXPENSES

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments.................................................................. None
Deferred Sales Load, as percentage of the amount withdrawn............................................... 5%*
Exchange Fee............................................................................................. None
Annual Contract Administration Charge.................................................................... $30
Separate Account Annual Expenses (as a percentage of Average Variable Account Value)
Mortality and Expense Risk Charge........................................................................ 1.25%
Account Fees and Expenses................................................................................ None
                                                                                                         -------
Total Separate Account Annual Expenses................................................................... 1.25%

---------------------------------
* The deferred sales charge will not be made on that portion of the first withdrawal in an enrollment year that does not exceed specified percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value. See What Charges Do I Pay? in this prospectus.

Penn Series Funds, Inc.**
Underlying Fund Annual Expenses (as a % of portfolio avg. net assets)

                                                        Administrative
                                     Management          and Corporate                                        Total
                                        Fees             Services Fees       Accounting        Other           Fund
                                   (after waiver)       (after waiver)          Fees          Expenses       Expenses
                                   --------------       --------------          ----          --------       --------
Money Market(1)................        0.20%                 0.15%              0.08%           0.08%          0.51%
Quality Bond(1)................        0.35%                 0.15%              0.08%           0.10%          0.68%
High Yield Bond(2).............        0.50%                 0.15%              0.08%           0.09%          0.82%
Flexibly Managed(1)............        0.60%                 0.15%              0.05%           0.06%          0.86%
Growth Equity(1)...............        0.65%                 0.15%              0.06%           0.05%          0.91%
Large Cap Value(1).............        0.60%                 0.15%              0.06%           0.05%          0.86%
International Equity(1)........        0.85%                 0.15%              0.08%           0.10%          1.18%

-------------------------
(1)     These expenses are estimates provided by the Fund's investment adviser.
(2)     These expenses are for the last fiscal year.

-------------------------------------------------------------------------------

        The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectus of Penn Series Funds, Inc. for information on expenses.

        Premium taxes may be applicable. See What Charges Do I Pay? in this prospectus.


--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

EXAMPLE

        If you own certificates and surrender your certificates at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                       One Year        Three Years      Five Years        Ten Years
                                                       --------        -----------      ----------        ---------
Penn Series Money Market Fund*                           $65              $107             $149             $215
Penn Series Quality Bond Fund*                           $67              $112             $158             $233
Penn Series High Yield Bond Fund**                       $68              $116             $165             $248
Penn Series Flexibly Managed Fund*                       $69              $118             $167             $252
Penn Series Growth Equity Fund*                          $69              $119             $170             $257
Penn Series Large Cap Value Fund*(a)                     $69              $118             $167             $252
Penn Series International Equity Fund*                   $72              $127             $183             $284

--------------------------------------------------------------------------------
EXAMPLE

        If you own certificates and do not surrender your certificates, or you elect an annuity option at the end of the applicable time period, you would pay the following expense on each $1,000 invested, assuming 5% annual return on assets:

                                                          One Year       Three Years      Five Years      Ten Years
                                                          --------       -----------      ----------      ---------
Penn Series Money Market Fund*                              $19              $58              $99            $215
Penn Series Quality Bond Fund*                              $20              $63             $108            $233
Penn Series High Yield Bond Fund**                          $22              $67             $115            $248
Penn Series Flexibly Managed Fund*                          $22              $68             $117            $252
Penn Series Growth Equity Fund*                             $23              $70             $120            $257
Penn Series Large Cap Value Fund*(a)                        $22              $68             $117            $252
Penn Series International Equity Fund*                      $25              $78             $133            $284

* These examples are based on estimates provided by the Funds' investment advisers.
**  These examples are based upon data for the fiscal year ended
    December 31, 1999.
(a) Penn Series Value Equity Fund Prior to May 1, 2000.

    Your expenses may be more or less than what is shown.

--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUES

        The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in these tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                      Year Ended December 31,
                                                      1999          1998           1997           1996          1995
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............                   $20.268       $19.541        $18.817       $18.148        $17.416
Accumulation Unit Value,
 end of period.....................                  $20.953       $20.268        $19.541       $18.817        $18.148
Number of Accumulation Units
outstanding, end of period.........                1,669,670     1,449,199      1,120,603     1,192,388      1,062,385


                                                                      Year Ended December 31,
                                                       1994          1993           1992           1991          1990
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............                   $17.003        $16.791        $16.491        $15.732      $14.893
Accumulation Unit Value, end
of period..........................                  $17.416        $17.003        $16.791        $16.491      $15.732
Number of Accumulation Units
outstanding, end of period.........                  825,274        658,620        698,584        769,958      965,117


-------------------------------------------------------------------------------

PENN SERIES QUALITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                               Year Ended December 31,
                                        1999          1998          1997           1996           1995          1994
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............      $22.043      $20.260       $18.990        $18.465       $15.562        $16.639
Accumulation Unit Value,
end of period......................     $21.769      $22.043       $20.260        $18.990       $18.465        $15.562
Number of Accumulation Units
outstanding, end of period.........   1,612,651    1,665,664     1,497,635      1,664,378     1,869,975      1,890,869
----------------------------------------------------------------------------------------------------------------------

                                                     Year Ended December 31,
                                        1993           1992          1991           1990
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $15.088        $14.336       $12.558        $11.776
Accumulation Unit Value,
end of period......................    $16.639        $15.088       $14.336        $12.558
Number of Accumulation Units
outstanding, end of period.........  1,953,188      1,337,087     1,229,163      1,075,187
----------------------------------------------------------------------------------------------------------------------

(a) Fixed Income Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                               Year Ended December 31,
                                         1999             1998          1997           1996           1995          1994
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............      $34.645           $33.476       $29.276        $26.033        $22.644      $24.742
Accumulation Unit Value,
end of period......................     $35.666           $34.645       $33.476        $29.276        $26.033      $22.644
Number of Accumulation Units
outstanding, end of period.........   1,176,269         1,308,094     1,261,904      1,185,318      1,194,944    1,264,890
--------------------------------------------------------------------------------------------------------------------------

                                                         Year Ended December 31,
                                           1993           1992          1991           1990
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............        $20.918        $18.291       $13.534        $15.035
Accumulation Unit Value,
 end of period.....................       $24.742        $20.918       $18.291        $13.534
Number of Accumulation Units
outstanding, end of period.........     1,257,271        705,414       594,530        613,408
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                               Year Ended December 31,
                                        1999           1998          1997           1996           1995          1994
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $58.951           $56.265       $49.262        $42.865        $35.496      $34.514
Accumulation Unit Value, end of
period.............................    $62.396           $58.951       $56.265        $49.262        $42.865      $35.496
Number of Accumulation Units
outstanding, end of period.........  4,634,490         5,766,014     5,974,993      5,711,843      4,946,240    4,198,305
--------------------------------------------------------------------------------------------------------------------------


                                                               Year Ended December 31,
                                           1993           1992          1991           1990
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............        $30.179        $27.893       $23.215        $23.712
Accumulation Unit Value, end of
period.............................       $34.514        $30.179       $27.893        $23.215
Number of Accumulation Units
outstanding, end of period.........     3,143,601      2,327,829     1,664,751      1,237,347
--------------------------------------------------------------------------------------------------------------------------

(a) Capital Appreciation Fund Subaccount prior to November 1, 1992.


-------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                                    Year Ended December 31,
                                                1999                         1998                         1997
                                      Non-Qual         Qual        Non-Qual          Non         Non-Qual        Qual
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $67.515        $66.959       $48.256        $47.859        $38.550      $38.235
Accumulation Unit Value,
end of period......................    $89.413        $88.677       $67.515        $66.959        $48.256      $47.859
Number of  Accumulation Units
outstanding, end of  period........  1,772,202        665,530     1,752,036       626,895       1,794,481     617,717
--------------------------------------------------------------------------------------------------------------------------


                                                                    Year Ended December 31,
                                                1996                         1995                         1994
                                      Non-Qual         Qual        Non-Qual         Qual         Non-Qual        Qual
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $32.596        $32.327       $26.102        $25.887        $28.766      $28.528
Accumulation Unit Value,
end of period......................    $38.550        $38.235       $32.596        $32.327        $26.102      $25.887
Number of  Accumulation Units
outstanding, end of  period........  1,830,081        620,903     1,991,646        674,290      2,119,836      717,328
--------------------------------------------------------------------------------------------------------------------------

                                                                    Year Ended December 31,
                                              1993                      1992                     1991
                                     Non-Qual       Qual       Non-Qual       Qual       Non-Qual       Qual
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............    $25.906      $25.692      $24.756      $24.552      $18.605     $18.451
Accumulation Unit Value,
end of period......................   $28.766      $28.528      $25.906      $25.692      $24.756     $24.552
Number of  Accumulation Units
outstanding, end of  period........ 2,042,023      685,110    2,004,015      669,679    1,680,322     518,717
--------------------------------------------------------------------------------------------------------------------------

                                                                   Year Ended December 31,
                                              1990
                                     Non-Qual       Qual
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $21.204     $21.029
Accumulation Unit Value,
end of period......................    $18.605     $18.451
Number of  Accumulation Units
outstanding, end of  period........  1,470,210     439,287
--------------------------------------------------------------------------------------------------------------------------

(a) Growth Stock Fund Subaccount prior to November 1, 1992.

-------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                               Year Ended December 31,
                                        1999           1998          1997           1996           1995          1994
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $41.167        $38.038       $30.819        $24.928        $18.361      $18.062
Accumulation Unit Value,
end of period......................    $40.329        $41.167       $38.038        $30.819        $24.928      $18.361
Number of Accumulation Units
outstanding, end of period.........  4,407,110      5,273,048     5,409,879      4,907,784      4,235,839    3,886,404
--------------------------------------------------------------------------------------------------------------------------

                                                               Year Ended December 31,
                                        1993           1992          1991           1990
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $17.080        $15.058       $11.939        $13.157
Accumulation Unit Value, end
of period..........................    $18.062        $17.080       $15.058        $11.939
Number of Accumulation Units
outstanding, end of period.........  3,693,652      2,865,294     2,207,661      1,883,581
--------------------------------------------------------------------------------------------------------------------------

(a) Value Equity Fund Subaccount prior to May 1, 2000.

-------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                               Year Ended December 31,
                                        1999           1998          1997           1996           1995          1994
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $21.320        $18.164       $16.659        $14.434        $12.843      $13.880
Accumulation Unit Value,
end of period......................    $30.678        $21.320       $18.164        $16.659        $14.434      $12.843
Number of Accumulation Units
outstanding, end of period.........  3,579,323      3,822,847     4,155,960      4,012,762      3,388,479    3,556,098
--------------------------------------------------------------------------------------------------------------------------

                                                               Year Ended December 31,
                                         1993          1992(a)
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............      $10.175        $10.000
Accumulation Unit Value,
end of period......................     $13.880        $10.175
Number of Accumulation Units          1,847,892         92,386
outstanding, end of period.........
--------------------------------------------------------------------------------------------------------------------------

(a) For the period November 2, 1992 (date subaccount was established) through December 31, 1992.

        The financial statements of the Separate Account for the year ended December 31, 1999 are included in the statement of additional information referred to on the cover page of this prospectus.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

        The Penn Mutual Life Insurance Company ("Penn Mutual") is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. Our home office is located at The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

        Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

--------------------------------------------------------------------------------

Accumulation Units

        Money allocated to the Separate Account is invested in Accumulation Units of the subaccounts of the Separate Account that you select. We value Accumulation Units on each day the New York Stock Exchange is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. In the case of the your first purchase payment, you receive the price next computed after we accept your application to participate in the Contract.

        The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

-------------------------------------------------------------------------------
Voting Instructions

        You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested through a subaccount of the Separate Account. If the law changes and permits us to vote the Fund shares, we may do so.

        If you are a Participant, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

--------------------------------------------------------------------------------
Investment Options in the Separate Account

        Assets held in the Separate Account under a Contract are invested, at the direction of the Owner, in one or more of the following Funds of Penn Series Funds, Inc.:

        Money Market Fund -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

        Quality Bond Fund -- seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment grade debt securities;

        High Yield Bond Fund -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risk of loss of income and principal than higher rated securities (see accompanying Penn Series prospectus);

        Flexibly Managed Fund -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;

        Growth Equity Fund -- seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;


        Large Cap Value Fund (formerly, Value Equity Fund)-- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

        International Equity Fund -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin Countries.


        Independence Capital Management, Inc., Horsham, Pennsylvania, is investment adviser to each of the Funds. Putnam Investment Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA Inc., New York, New York, is investment sub-adviser to the International Equity Fund.


        Shares of Penn Series are also sold through other variable annuity and variable life separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.


READ THE PROSPECTUS OF THE PENN SERIES FUNDS, INC. CAREFULLY BEFORE INVESTING.


-------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS

        The Fixed Interest Accounts are part of the Company's general investment account. Interests in the Fixed Interest Accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.


--------------------------------------------------------------------------------
THE CONTRACT


        Participation in the Contract may be an attractive long-term investment vehicle for many people. The Contract allows you to allocate your purchase payments(s) and transfer amounts to the Separate Account, and direct investment in one or more of the Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Quality Bond, High Yield Bond and Money Market Funds of Penn Series Funds, Inc.

        In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more Fixed Interest Accounts. The Fixed Interest Accounts are funded and guaranteed by Penn Mutual through our general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

        You decide, within Contract limits,

        o     how often you make a purchase payment and how much you invest;

        o the Funds and/or Fixed Interest Accounts in which your purchase payments are invested;

        o whether or not to transfer money among the available Funds and Fixed Interest Accounts;

        o     the type of annuity that we pay and who receives it;

        o     the Beneficiary or Beneficiaries to whom we pay death benefits:
              and

        o     the amount and frequency of withdrawals from the Contract Value.

The Contract has:

        o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

        o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

        The Contract is available to groups of individuals, either as part of a tax-qualified retirement plan or apart from such a plan.

        We may amend the Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

        You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
How Do I Participate in a Contract?

        Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payment should be sent to our administrative office. We usually accept an application within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

        The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under a Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.

        The distributor of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

--------------------------------------------------------------------------------
What Type of Annuity Payments May I Choose?

        You may choose: (1) an annuity for a specified number of years (not less than 5 or more than 30); (2) a life annuity; (3) a life annuity with payments guaranteed for 10 or 20 years; (4) a joint and survivor annuity; or (5) such other form of annuity as we may agree upon. Your annuity payments will not start until you choose an annuity option.

        You will pay a mortality and expense risk charge during both the Accumulation Period and Annuity Payout Period under the Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

        Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

        The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the annuity payout period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

        Fixed Annuity Payments. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period.

        Other Information. You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date that you select may not be later than the first day of the next month after the Annuitant's 85th birthday.

        If your Participant's Variable Account Value is less than $2,000, we may pay you in a lump sum in place of a variable annuity. Similarly, if your Participant's Fixed Account Value is less than $2,000, we may pay you in a lump sum in place of a fixed annuity. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONs in this Prospectus.

--------------------------------------------------------------------------------
What Are the Death Benefits Under My Certificate?

        You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Participant.

        If you die prior to the Annuity Date, we will pay your Beneficiary the greater of:

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers; or

        o the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value for the value period in which proof of death and any other required information is received at our service office.

        The death benefit may be paid in lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

        If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

        If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

        If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

        For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
May I Transfer Money Among Investment Options?

        You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the Fixed Interest Accounts. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer from a Fixed Interest Account to subaccounts of the Separate Account or to another Fixed Interest Account. You may make no more than four transfers in a calendar year. No transfers may be made within 30 days of the Annuity Date. A transfer will not be made unless the transfer request is received and any other applicable requirements are made before the death of the Participant.

--------------------------------------------------------------------------------
May I Withdraw Any of My Money?

        Prior to the earlier of the Annuity Date, you may withdraw all or part of your Participant's Variable Account Value and Participant's Fixed Account Value. A partial withdrawal must be at least $250. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

        After the Annuity Date and election to receive annuity payments for a specified number of years under Option 1, you may withdraw the present value of your annuity.

        If you do not tell us otherwise, the withdrawal will be taken first from Fixed Interest Account Option B, next from Fixed Interest Account Option A, then pro rata from your interests in the Separate Account, and finally from Fixed Interest Account Option C.

        403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction plan may be made only if the Participant is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
Deferment of Payments and Transfers

        We reserve the right to defer a withdrawal, a transfer of values or annuity payments if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
What Charges Do I Pay?

        The following discussion explains the Contract charges that you pay. Note that you also indirectly pay the expenses of the Funds in which your interests in the Separate Account are invested.

--------------------------------------------------------------------------------
Administration Charges

These charges reimburse us for administering the Contracts and the Separate Account.

        o We deduct from your Participant's Variable Account Value an annual contract administration charge of $30. We deduct this charge each year on the date specified in the Contract (and on the date the Participant's Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Participant's Variable Account, pro rata among the subaccounts in which you invested.

--------------------------------------------------------------------------------
Mortality and Expense Risk Charges

        o We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

        o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

        You pay the mortality and expense risk charges during both the accumulation and variable annuity pay-out phases of your Contract.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

        You may pay this charge if you make a full or partial withdrawal of your Participant's Variable Account Value or Participant's Fixed Account Value, or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges.

        If the contingent deferred sales charge applies, it will be 5% of the amount withdrawn and will be made by canceling Accumulation Units credited to the Participant's Variable Account. No charge will be made on a withdrawal if the Participant has provided due proof of disability. Further, no charge will be made on that portion of the first withdrawal made during an enrollment year that does not exceed the following percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value set forth in the following table.

-----------------------------------------------------------------
      Participant's Enrollment Year                Percentage
-----------------------------------------------------------------
Second through Seventh                                 10%
-----------------------------------------------------------------
Eighth                                                 25%
-----------------------------------------------------------------
Ninth                                                  50%
-----------------------------------------------------------------
Tenth                                                  75%
-----------------------------------------------------------------

        No charge will be made on any withdrawal after the Participant has been enrolled for ten years.

        Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Any premium taxes payable will be deducted at the Annuity Date. Currently, they range from 0% to 3.5%.


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

        We may advertise total return performance and annual changes in accumulation unit values.

        Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS

General Information

        You may allocate or transfer all or part of your Participant's Variable Account to one or more of the following Fixed Interest Accounts:

        (1)       (Option A) the One Year Guaranteed Account; and

        (2)       (Option B) the Fixed Holding Account;

        (3)       the Three Year Guaranteed Account.

        The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250.

        We periodically declare an effective annual interest rate applicable to allocations to the Fixed Interest Accounts.

        For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual.

        For each amount allocated to the One Year Guaranteed Account and the Three Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month and thirty-six month periods, as applicable, which begin on the first day of the calendar month in which the allocation is made.

        We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than the 52 week Treasury Bill discount rate obtained from the most recent regularly scheduled auction.

        You may transfer money from a Fixed Account to subaccounts of the Separate Account or to another Fixed Interest Account, in accordance with the terms of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account. We may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.

--------------------------------------------------------------------------------
Loans Under Section 403(b) Contracts

        If the Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Certificate loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

        When you borrow, an amount equal to your loan will be transferred, as collateral, from your interests in Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 3 percentage points less than the rate of interest that we charge you on the loan. On the anniversary of your becoming a Participant, your interest earned in the Restricted Account will be transferred to your Participant's Variable Account in accordance with your current payment allocation instructions.

        Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market account. You may then transfer amounts from the Money Market account to the other investment options offered under the Contract.


        If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Participant's Variable Account in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to be charged interest. The amount due on the loan will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.


        Your right to borrow money under the Contract is limited by the terms of the Contract, the Code and the Employee Retirement Income Security Act of 1974 ("ERISA"). We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, the fiduciary must ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

        The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, particularly as it may affect you, you should consult qualified tax counsel.

        You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.


        Withdrawals and Death Benefits. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your beneficiary generally will have taxable income to the extent that your Participant's Variable Account Value and Participant's Fixed Account Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may obtain generation skipping transfer tax treatment under
Section 2601 of the Code.


        Annuity Payments. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of your cost basis (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

        Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.


        Early Withdrawals. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary; on withdrawals made on or after age 59 1/2; on distributions made after death; and on withdrawals attributable to total and permanent disability.


        Transfers. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be your Participant's Variable Contract Value and Participant's Fixed Contract Value at the time of transfer over your investment in the Contract at the time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

        Separate Account Diversification. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. Treasury Department regulations further prescribe diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

        The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In connection with the issuance of regulations on the phrase "adequate diversification," the

Treasury Department announced in 1984 that guidance would be given, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.

        Qualified Plans. The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under
Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under
Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

        For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before participating in a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

        Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Participant elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. (Depending upon applicable State law, however, mandatory withholding may not apply to distributions from a
Section 403(b) annuity plan maintained by a State or local government until 1994.) Distributions from a Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

        The consolidated financial statements of The Penn Mutual Life Insurance Company and the financial statements of the Separate Account at December 31, 1999 and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.


-------------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS
-------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS.....................................................................................B-2
        First Variable Annuity Payments.......................................................................B-2
        Subsequent Variable Annuity Payments..................................................................B-2
        Annuity Units.........................................................................................B-2
        Value of Annuity Units................................................................................B-3
        Net Investment Factor.................................................................................B-3
        Assumed Interest Rate.................................................................................B-4
        Valuation Period......................................................................................B-4
-------------------------------------------------------------------------------------------------------------------
PERFORMANCE DATA..............................................................................................B-5
        Average Annual Total Return...........................................................................B-5
        Annual Changes in Accumulation Unit Values...........................................................B-15
-------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES....................................................................B-18
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES...................................................................B-18
-------------------------------------------------------------------------------------------------------------------
CUSTODIAN....................................................................................................B-18
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS.........................................................................................B-18
-------------------------------------------------------------------------------------------------------------------
LEGAL MATTERS................................................................................................B-18
-------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS.........................................................................................B-18
-------------------------------------------------------------------------------------------------------------------

                                     PART B


                       Information Required in a Statement

                            of Additional Information

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 2000
--------------------------------------------------------------------------------


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, PA 19172 o  Telephone (800) 523-0650
This statement of additional information is not a prospectus. It should be read in conjunction with the current prospectus for Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, both dated May 1, 2000. The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to herein as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172. Or, you may call, toll free, 1-800- 523-0650.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS

-------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS ..................................................................                  B-2
        FIRST VARIABLE ANNUITY PAYMENT .....................................................                  B-2
        SUBSEQUENT VARIABLE ANNUITY PAYMENTS ...............................................                  B-2
        ANNUITY UNITS ......................................................................                  B-2
        VALUE OF ANNUITY UNITS .............................................................                  B-3
        NET INVESTMENT FACTOR ..............................................................                  B-3
        ASSUMED INTEREST RATE ..............................................................                  B-4
        VALUATION PERIOD ...................................................................                  B-4
-------------------------------------------------------------------------------------------------------------------
PERFORMANCE DATA ...........................................................................                  B-5
        AVERAGE ANNUAL TOTAL RETURN.........................................................                  B-5
        ANNUAL RATE OF CHANGE IN ACCUMULATION UNIT VALUES...................................                 B-15

-------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES  .................................................                 B-18

-------------------------------------------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES .................................................                 B-18

-------------------------------------------------------------------------------------------------------------------
CUSTODIAN ..................................................................................                 B-18

-------------------------------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS .......................................................................                 B-18

-------------------------------------------------------------------------------------------------------------------
LEGAL MATTERS ..............................................................................                 B-18

-------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS .......................................................................                 B-18

-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
First Variable Annuity Payment

        The dollar amount of the first monthly annuity payment will be determined by applying the net contract or variable account value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

        The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

--------------------------------------------------------------------------------
Subsequent Variable Annuity Payments

        The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
Annuity Units

        For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the annuity date. The number will not change as a result of investment experience.

--------------------------------------------------------------------------------
Value of Annuity Units

        For each subaccount selected, the value of an annuity unit was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize the assumed interest rate of 4% included in the annuity tables.

--------------------------------------------------------------------------------
Net Investment Factor

        For any subaccount the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

        The net asset value per share of the Fund held in the subaccount, as of the end of the valuation period plus
        ----

        The per share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs in the valuation period plus or minus
        -------------

        A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

Where (b) is:

        The net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period plus or minus
        -------------

        The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

Where (c) is:

        The sum of the daily expense risk charge and the daily mortality risk charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Separate Account.

--------------------------------------------------------------------------------
Assumed Interest Rate

        A 4% assumed annual interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% on an annual basis, annuity payments will be level.

--------------------------------------------------------------------------------
Valuation Period

        Valuation period is the period from one valuation to the next. Valuation is performed each day the New York Stock Exchange is open for trading.
--------------------------------------------------------------------------------

PERFORMANCE DATA
--------------------------------------------------------------------------------
Average Annual Total Return

        The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return and cumulative total return information based upon different hypothetical assumptions.


Table 1A Diversifier II Variable/Fixed Annuity Contract Average Annual Total Return On $1,000 Investment - Computed as Prescribed by the SEC and Assumes No Purchase Payments After the First Contract Year

                                                                  Average Annual Total Return
                                                  ---------------------------------------------------------
                                                                  From        Ten        Five          One
                                                               Inception     Years       Years        Year
                                                   Inception    Through      Ended       Ended        Ended
Fund (Manager)                                      Date*       12/31/99   12/31/99    12/31/99     12/31/99
--------------                                      ------      --------   --------    --------     --------
Quality Bond (a)                                   3/17/1987      6.18%      6.24%       6.25%       -7.59%
         (Independence Capital)
High Yield Bond (a)                                 8/6/1984      8.51%      8.90%       8.78%       -3.70%
         (T. Rowe Price)
Flexibly Managed (a)                               7/31/1984     12.34%      9.74%      10.88%       -1.41%
         (T. Rowe Price)
Growth Equity-Non-Qualified (a)                     6/1/1983     13.89%     15.24%      27.00%       23.79%
         (Independence Capital)
Growth Equity-Qualified (a)                        8/11/1983     14.13%     15.24%      27.00%       23.79%
         (Independence Capital)
Large Cap Value (a)(f)                             3/17/1987     11.25%     11.55%      16.12%       -8.63%
         (Putnam)
Emerging Growth Fund (a)                            5/1/1997     82.36%       N/A         N/A       163.68%
         (RS Investment Management)
Small Cap Value Fund(a)(f)                          5/1/1995      6.77%       N/A         N/A        -8.85%
         (Royce)

                                                                  From        Ten        Five          One
                                                               Inception     Years       Years        Year
                                                   Inception    Through      Ended       Ended        Ended
Fund (Manager)                                      Date*       12/31/99   12/31/99    12/31/99     12/31/99
--------------                                      ------      --------   --------    --------     --------
International Equity (a)                           11/2/1992      16.69%       N/A       18.11%       34.52%
         (Vontobel)
Balanced Portfolio (b)                              5/3/1993      12.87%       N/A       16.61%       23.50%
         (Neuberger Berman)
Equity-Income Portfolio (c)                         5/1/1995      14.90%       N/A         N/A        -1.68%
         (Fidelity Investments)
Growth Portfolio (c)                                5/1/1995      27.42%       N/A         N/A        27.14%
         (Fidelity Investments)
Asset Manager Portfolio (d)                         5/1/1995      13.70%       N/A         N/A         2.76%
         (Fidelity Investments)
Emerging Markets Equity (International) (e)         5/1/1997       8.20%       N/A         N/A        80.26%
         (Morgan Stanley)

------------------
* Date the underlying fund was first offered through a subaccount of the Separate Account. Performance information is not shown for subaccounts which began investing in new funds on the date of this prospectus.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

Table 1B Diversifier II Variable/Fixed Annuity Contract Average Annual Total Return On $1,000 Investment - Computed as Prescribed by the SEC and Assumes Purchase Payments After the First Contract Year

                                                                  Average Annual Total Return
                                                   --------------------------------------------------------
                                                                  From        Ten        Five          One
                                                               Inception     Years       Years        Year
                                                   Inception    Through      Ended       Ended        Ended
Fund (Manager)                                      Date*       12/31/99   12/31/99    12/31/99     12/31/99
------------------                                  ------      --------   --------    --------     --------
Quality Bond (a)                                   3/17/1987       6.18%      6.15%       6.15%       -7.59%
         (Independence Capital)
High Yield Bond (a)                                 8/6/1984       8.51%      8.80%       8.68%       -3.70%
         (T. Rowe Price)
Flexibly Managed (a)                               7/31/1984      12.34%      9.64%      10.78%       -1.41%
         (T. Rowe Price)
Growth Equity-Non-Qualified (a)                     6/1/1983      13.89%     15.13%      26.88%       23.79%
         (Independence Capital)
Growth Equity-Qualified (a)                        8/11/1983      14.13%     15.13%      26.88%       23.79%
         (Independence Capital)
Large Cap Value (a)(f)                             3/17/1987      11.25%     11.45%      16.01%       -8.63%
         (Putnam)
Emerging Growth Fund (a)                            5/1/1997      82.36%       N/A         N/A       163.68%
         (RS Investment Management)
Small Cap Value Fund(a)(f)                          5/1/1995       6.66%       N/A         N/A        -8.85%
         (Royce)
International Equity (a)                           11/2/1992      16.40%       N/A       18.00%       34.52%
         (Vontobel)
Balanced Portfolio (b)                              5/3/1993      12.64%       N/A       16.50%       23.50%
         (Neuberger Berman)
Equity-Income Portfolio (c)                         5/1/1995      14.78%       N/A         N/A        -1.68%
         (Fidelity Investments)
Growth Portfolio (c)                                5/1/1995      27.30%       N/A         N/A        27.14%
         (Fidelity Investments)
Asset Manager Portfolio (d)                         5/1/1995      13.59%       N/A         N/A         2.76%
         (Fidelity Investments)
Emerging Markets Equity (International) (e)         5/1/1997       8.20%       N/A         N/A        80.26%
         (Morgan Stanley)

----------------------
* Date the underlying fund was first offered through a subaccount of the Separate Account. Performance information is not shown for subaccounts which began investing in new funds on the date of this prospectus.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II

(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.


Table 1C Diversifier II Variable Annuity Contract Average Annual Total Return On $1,000 Investment - Computed as Prescribed by the SEC

                                                                  Average Annual Total Return
                                                   --------------------------------------------------------
                                                                  From        Ten        Five          One
                                                               Inception     Years       Years        Year
                                                   Inception    Through      Ended       Ended        Ended
Fund (Manager)                                       Date*      12/31/99   12/31/99    12/31/99     12/31/99
                                                     -----      --------   --------    --------     --------
Quality Bond (a)                                   3/17/1987      6.18%      5.95%       6.06%       -5.81%
         (Independence Capital)
High Yield Bond (a)                                 8/6/1984      8.51%      8.67%       8.67%       -1.86%
         (T. Rowe Price)
Flexibly Managed (a)                               7/31/1984     12.34%      9.53%      10.84%        0.47%
         (T. Rowe Price)
Growth Equity-Non-Qualified (a)                     6/1/1983     13.89%     15.10%      27.32%       27.13%
         (Independence Capital)
Growth Equity-Qualified (a)                        8/11/1983     14.13%     15.10%      27.32%       27.13%
         (Independence Capital)
Large Cap Value (a)(f)                             3/17/1987     11.25%     11.36%      16.22%       -6.86%
         (Putnam)
Emerging Growth Fund (a)                            5/1/1997     84.86%       N/A         N/A       176.41%
         (RS Investment Management)
Small Cap Value Fund(a)(f)                          5/1/1995      6.56%       N/A         N/A        -7.08%
         (Royce)
International Equity (a)                           11/2/1992     16.42%       N/A       18.26%       38.59%
         (Vontobel)
Balanced Portfolio (b)                              5/3/1993     12.65%       N/A       16.72%       26.81%
         (Neuberger Berman)
Equity-Income Portfolio (c)                         5/1/1995     14.94%       N/A         N/A         0.19%
         (Fidelity Investments)
Growth Portfolio (c)                                5/1/1995     27.74%       N/A         N/A        30.69%
         (Fidelity Investments)


                                                                  Average Annual Total Return
                                                   --------------------------------------------------------
                                                                  From        Ten        Five          One
                                                               Inception     Years       Years        Year
                                                   Inception    Through      Ended       Ended        Ended
Fund (Manager)                                       Date*      12/31/99   12/31/99    12/31/99     12/31/99
                                                     -----      --------   --------    --------     --------
Asset Manager Portfolio (d)                        5/1/1995      13.71%       N/A         N/A         4.68%
         (Fidelity Investments)
Emerging Markets Equity (International) (e)        5/1/1997       8.46%       N/A         N/A        87.38%
         (Morgan Stanley)

---------------
* Date the underlying fund was first offered through a subaccount of the Separate Account. Performance information is not shown for subaccounts which began investing in new funds on the date of this prospectus.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

Table 1D Penn Mutual Optimizer Group Variable and Fixed Annuity Contract Average Annual Total Return on $1,000 Investment -- Computed as prescribed by the SEC

                                                                  Average Annual Total Return
                                                   -------------------------------------------------------
                                                                  From        Ten        Five          One
                                                               Inception     Years      Years         Year
                                                   Inception    Through      Ended      Ended         Ended
Fund (Manager)                                      Date*       12/31/99   12/31/99    12/31/99     12/31/99
                                                    ------      --------   --------    --------     --------
Quality Bond (a)                                   3/17/1987      6.18%      6.11%       5.86%       -5.81%
         (Independence Capital)
High Yield Bond (a)                                 8/6/1984      8.51%      8.77%       8.37%       -1.85%
         (T. Rowe Price)
Flexibly Managed (a)                               7/31/1984     12.34%      9.61%      10.47%        0.50%
         (T. Rowe Price)
Growth Equity-Non-Qualified (a)                     6/1/1983     13.89%     15.09%      26.52%       26.17%
         (Independence Capital)
Growth Equity-Qualified (a)                        8/11/1983     14.13%     15.09%      26.52%       26.17%
         (Independence Capital)

                                                                  Average Annual Total Return
                                                   -------------------------------------------------------
                                                                  From        Ten        Five          One
                                                               Inception     Years      Years         Year
                                                   Inception    Through      Ended      Ended         Ended
Fund (Manager)                                      Date*       12/31/99   12/31/99    12/31/99     12/31/99
                                                    ------      --------   --------    --------     --------
Large Cap Value (a)(b)                             3/17/1987     11.25%     11.41%      15.69%       -6.87%
         (Putnam)
International Equity (a)                           11/2/1992     15.95%       N/A       17.67%       37.11%
         (Vontobel)

-------------------
* Date the underlying fund was first offered through a subaccount of the Separate Account. Performance information is not shown for subaccounts which began investing in new funds on the date of this prospectus.
(a)  Penn Series Funds, Inc.
(b) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Fund in which the Subaccount invested was managed by OpCap Advisors.


Table 2A      Diversifier II Variable/Fixed Annuity Contract and Diversifier
              II Variable Annuity Contract Average Annual Total Return On $1,000 Investment - Assumes No Contingent Deferred Sales Charge, Investment on Inception Date of the Underlying Fund and, No Purchase Payments Made After First Contract Year Under the Variable /Fixed Contract

                                                                Average Annual Total Return
                                                  ---------------------------------------------------------
                                                                  From        Ten         Five         One
                                                               Inception     Years       Years        Year
                                                  Inception     Through       Ended      Ended        Ended
Fund (Manager)*                                   Date**       12/31/99     12/31/99    12/31/99    12/31/99
---------------                                   -------      --------     --------    --------    --------
Quality Bond (a)                                 3/17/1987       6.18%       6.24%       6.84%       -1.37%
         (Independence Capital)
High Yield Bond (a)                               8/6/1984       8.55%       8.90%       9.38%        2.78%
         (T. Rowe Price)
Flexibly Managed (a)                             7/31/1984      12.48%       9.74%      11.49%        5.26%
         (T. Rowe Price)
Growth Equity-Non-Qualified (a)                   6/1/1983      13.99%      15.24%      27.69%       32.13%
         (Independence Capital)


                                                                Average Annual Total Return
                                                  ---------------------------------------------------------
                                                                  From        Ten         Five         One
                                                               Inception     Years       Years        Year
                                                  Inception     Through       Ended      Ended        Ended
Fund (Manager)*                                   Date**       12/31/99     12/31/99    12/31/99    12/31/99
---------------                                   -------      --------     --------    --------    --------
Growth Equity-Qualified (a)                      8/11/1983      14.22%       15.24%      27.69%      32.13%
             (Independence Capital)
Large Cap Value (a)(f)                           3/17/1987      11.20%       11.55%      16.76%      -2.46%
         (Putnam)
Emerging Growth Fund (a)                          5/1/1997      85.53%        N/A         N/A       181.41%
         (RS Investment Management)
Small Cap Value Fund(a)(f)                        3/1/1995       7.10%        N/A         N/A        -2.71%
         (Royce)
International Equity (a)                         11/2/1992      16.69%        N/A        18.76%      43.59%
         (Vontobel)
Balanced Portfolio (b)                           2/28/1989      11.72%       11.18%      17.25%      31.81%
         (Neuberger Berman)
Equity-Income Portfolio (c)                      10/9/1986      12.28%       12.94%      16.93%       4.94%
         (Fidelity Investments)
Growth Portfolio (c)                             10/9/1986      17.27%       18.41%      28.08%      35.69%
         (Fidelity Investments)
Asset Manager Portfolio (d)                       9/6/1989      11.37%       11.70%      14.15%       9.67%
         (Fidelity Investments)
Emerging Markets Equity (International) (e)      10/1/1996      10.72%        N/A         N/A        92.38%
         (Morgan Stanley)

-------------------
* Prior to May 1, 2000, the Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Fund had no assets. Accordingly, no performance information is presented.
**   Date the underlying fund was established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

Table 2B Penn Mutual Optimizer Group Variable and Fixed Annuity Contract Average Annual Total Return on $1,000 Investment --Assumes No Contingent Deferred Sales Charge and Investment on Inception Date of Underlying Fund

                                                                  Average Annual Total Return
                                                   --------------------------------------------------------
                                                                  From        Ten        Five          One
                                                               Inception     Years       Years        Year
                                                   Inception    Through      Ended       Ended        Ended
Fund (Manager)                                      Date*       12/31/99   12/31/99    12/31/99     12/31/99
                                                    ------      --------   --------    --------     --------
Quality Bond (a)                                  3/17/1987       6.18%      6.24%       6.84%       -1.37%
         (Independence Capital)
High Yield Bond (a)                                8/6/1984       8.55%      8.90%       9.38%        2.78%
         (T. Rowe Price)
Flexibly Managed (a)                              7/31/1984      12.48%      9.74%      11.49%        5.26%
         (T. Rowe Price)
Growth Equity-Non-Qualified (a)                    6/1/1983      13.99%     15.24%      27.69%       32.13%
         (Independence Capital)
Growth Equity-Qualified (a)                       8/11/1983      14.22%     15.24%      27.69%       32.13%
         (Independence Capital)
Large Cap Value (a)(b)                            3/17/1987      11.20%     11.55%      16.76%       -2.46%
         (Putnam)
International Equity (a)                          11/2/1992      16.69%       N/A       18.76%       43.59%
         (Vontobel)

--------------------
* Date the underlying fund was established. Performance information is not shown for subaccounts which began investing in new funds on the date of this prospectus.
(a)  Penn Series Funds, Inc.
(b) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Fund in which the Subaccount invested was managed by OpCap Advisors.

Table 3A Diversifier II Variable/Fixed Annuity Contract and Diversifier II Variable Contract Average Annual Total Return On $10,000 Investment - Assumes No Contingent Deferred Sales Charge and Investment on Inception Date of the Underlying Fund, and No Purchase Payments After First Contract Year Under the Variable Fixed Contract

                                                                 Average Annual Total Return
                                                  ---------------------------------------------------------
                                                                  From        Ten         Five         One
                                                               Inception     Years       Years        Year
                                                  Inception     Through       Ended      Ended        Ended
Fund (Manager)*                                    Date**      12/31/99     12/31/99    12/31/99    12/31/99
---------------                                    ------      --------     --------    --------    --------
Quality Bond (a)                                 3/17/1987       6.25%       6.32%       6.93%       -1.25%
         (Independence Capital)
High Yield Bond (a)                               8/6/1984       8.60%       9.01%       9.49%        2.93%
         (T. Rowe Price)
Flexibly Managed (a)                             7/31/1984      12.59%       10.11%      11.89%       5.78%
         (T. Rowe Price)
Growth Equity-Non-Qualified (a)                   6/1/1983      14.05%       15.45%      27.88%      32.40%
         (Independence Capital)
Growth Equity-Qualified (a)                      8/11/1983      14.28%       15.45%      27.88%      32.40%
         (Independence Capital)
Large Cap Value (a)(f)                           3/17/1987      11.37%       11.82%      17.01%      -2.08%
         (Putnam)
Emerging Growth Fund (a)                          5/1/1997      85.59%        N/A         N/A        181.49%
         (RS Investment Management)
Small Cap Value Fund(a)(f)                        3/1/1995       7.22%        N/A         N/A        -2.57%
         (Royce)
International Equity (a)                         11/2/1992      16.91%        N/A        18.99%      43.86%
         (Vontobel)
Balanced Portfolio (b)                           2/28/1989      11.78%       11.24%      17.32%      31.90%
         (Neuberger Berman)
Equity-Income Portfolio (c)                      10/9/1986      12.31%       12.98%      16.97%       5.00%
          (Fidelity Investments)
Growth Portfolio (c)                             10/9/1986      17.29%       18.43%      28.11%      35.73%
         (Fidelity Investments)
Asset Manager Portfolio (d)                       9/6/1989      11.39%       11.73%      14.18%       9.71%
         (Fidelity Investments)
Emerging Markets Equity (International) (e)      10/1/1996      10.76%        N/A         N/A        92.40%
         (Morgan Stanley)

------------------------
* Prior to May 1, 2000, the Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Fund had no assets. Accordingly, no performance information is presented.
**   Date the underlying fund was established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund

(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

Table 3B Penn Mutual Optimizer Group Variable and Fixed Annuity Contract Average Annual Total Return On $10,000 Investment --Assumes No Contingent Deferred Sales Charge and Investment on Inception Date of Underlying Fund

                                                                  Average Annual Total Return
                                                   --------------------------------------------------------
                                                                  From        Ten        Five          One
                                                               Inception     Years       Years        Year
                                                   Inception    Through      Ended       Ended        Ended
Fund (Manager)                                      Date*       12/31/99   12/31/99    12/31/99     12/31/99
-------------                                       ------      --------   --------    --------     --------
Quality Bond (a)                                   3/17/1987     6.25%       6.32%       6.93%       -1.25%
         (Independence Capital)
High Yield Bond (a)                                8/6/1984      8.60%       9.01%       9.49%        2.93%
         (T. Rowe Price)
Flexibly Managed (a)                               7/31/1984     12.59%     10.11%      11.89%        5.78%
         (T. Rowe Price)
Growth Equity-Non-Qualified (a)                    6/1/1983      14.05%     15.45%      27.88%       32.40%
         (Independence Capital)
Growth Equity-Qualified (a)                        8/11/1983     14.28%     15.45%      27.88%       32.40%
         (Independence Capital)
Large Cap Value (a)(b)                             3/17/1987     11.37%     11.82%      17.01%       -2.08%
         (Putnam)
International Equity (a)                           11/2/1992     16.91%       N/A       18.99%       43.86%
         (Vontobel)

-------------------
* Date the underlying fund was established. Performance information is not shown for subaccounts which began investing in new funds on the date of this prospectus.
(a)  Penn Series Funds, Inc.
(b) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Fund in which the Subaccount invested was managed by OpCap Advisors.

         Average annual total returns in Tables 1A, 1B, 1C and 1D are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T) n = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The computation assumes that the contract or account administration charge is allocated equally across all available subaccounts by an average Contract Owner or Participant and that the Contract Value or Participant's Variable Account Value is of average size. The returns are computed according to the formula assumptions prescribed by the SEC.

         Average annual rates of total return in Tables 2A, 2B, 3A and 3B are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula: P(1 + T) n = FV. In the formula, P is a hypothetical investment of $1,000 in tables 2A and 2B and $10,000 in Tables 3A and 3B; T is the average annual total return; n is the number of years; and FV is the Contract Value. The computations assume that no withdrawals were made at the end of the periods. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund. The returns are based upon hypothetical assumptions which are not prescribed by the SEC.

--------------------------------------------------------------------------------

Annual Rate of Change in Accumulation Unit Values

Table 4A Diversifier II Variable/Fixed Contract and Diversifier II Variable Contract

         Annual Rate of Changes in Accumulation Unit Values for each of the subaccounts of the Separate Account investing in each of the Funds are shown in the Table. The returns show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

                                                      Annual Rate of Change in Accumulation Unit Values
                            ------------------------------------------------------------------------------------
Fund (Manager)*               1999     1998    1997     1996     1995   1994    1993     1992     1991    1990
--------------                ----     ----    ----     ----     ----   ----    ----     ----     ----    ----
Money Market (a)              3.38%   3.72%    3.85%    3.69%    4.21%  2.43%    1.30%   1.80%    4.60%    5.60%
     (Independence Capital)
Quality Bond (a)             -1.24%   8.80%    6.69%    2.84%   18.65%  6.47%   10.30%   5.20%   14.20%    6.60%
     (Independence Capital)
 High Yield Bond (a)          2.95%   3.49%   14.35%   12.46%   14.97%  8.48%   18.30%  14.40%   35.20%   10.00%
     (T. Rowe Price)
 Flexibly Managed (a)         5.84%   4.77%   14.22%   14.92%   20.76%  2.85%   14.40%   8.20%   20.10%    2.10%
     (T. Rowe Price)
 Growth Equity (a)
         Nonqualified Plans  32.44%  39.91%   25.17%   18.27%   24.88%  9.26%   11.00%   4.60%   33.10%   12.30%
         Qualified Plans     32.44%  39.91%   25.17%   18.27%   24.88%  9.26%   11.00%   4.60%   33.10%   12.30%

                                                      Annual Rate of Change in Accumulation Unit Values
                            ------------------------------------------------------------------------------------
Fund (Manager)*               1999     1998    1997     1996     1995   1994    1993     1992     1991    1990
--------------                ----     ----    ----     ----     ----   ----    ----     ----     ----    ----
     (Independence Capital)
 Large Cap Value (a) (f)     -2.04%   8.23%   23.42%   23.63%   35.77%  1.65%   5.70%   13.40%   26.10%   9.30%
     (Putnam)
Emerging Growth Fund (a)     181.49%  34.02%  38.06%     N/A     N/A     N/A     N/A      N/A      N/A     N/A
 (RS Investment Management)
Small Cap Value Fund (a) (f) -2.55%  -10.29%  21.50%   18.26%   11.71%   N/A     N/A      N/A      N/A     N/A
     (Royce)
International Equity (a)     43.89%   17.37%   9.03%   15.41%   13.39%  7.47%   36.40%    N/A      N/A     N/A
     (Vontobel)
Balanced Portfolio (b)       31.91%   10.78%  17.97%    5.56%   22.22% -4.56%    N/A      N/A      N/A     N/A
     (Neuberger Berman)
Equity- Income Portfolio (c)  5.01%   10.24%  26.52%   12.86%   19.20%   N/A     N/A      N/A      N/A     N/A
     (Fidelity Investments)
Growth Portfolio (c)         35.73%   37.76%  21.95%   13.28%   23.59%   N/A     N/A      N/A      N/A     N/A
     (Fidelity Investments)
Asset Manager Portfolio (d)   9.71%   13.62%  19.15%   13.18%   11.53%   N/A     N/A      N/A      N/A     N/A
     (Fidelity Investments)
Emerging Markets Equity      93.38%  -25.12%  -10.25%    N/A     N/A     N/A     N/A      N/A      N/A     N/A
(International) (e)
      (Morgan Stanley)

-----------------
* Performance information is not shown for subaccounts which began investing in new funds on the date of this prospectus.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
d)   Variable Insurance Products Fund II.
(e)  The Universal Institutional Funds, Inc.
(f) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Penn Series Small Cap Value Fund Subaccount was the Penn Series Small Capitalization Fund Subaccount, and the Funds in which the Subaccounts invested were managed by OpCap Advisors.

Table 4B Penn Mutual Optimizer Group Variable Fixed Annuity Contract Annual Rate of Change in Accumulation Unit Values

                                                     Annual Rate of Change in Accumulation Unit Values
                            ------------------------------------------------------------------------------------
Fund (Manager)                1999    1998    1997     1996     1995     1994    1993    1992     1991    1990
--------------                ----    ----    ----     ----     ----     ----    ----    ----     ----    ----
Money Market (a)             3.38%   3.72%    3.85%    3.69%    4.21%    2.43%   1.80%   4.60%    5.60%    N/A
     (Independence Capital)
Quality Bond (a)             -1.24%  8.80%    6.69%    2.84%   18.65%    6.47%  10.30%   5.20%   14.20%   6.60%
     (Independence Capital)
High Yield Bond (a)          2.95%   3.49%   14.35%   12.46%   14.97%    8.48%  18.30%  14.40%   35.20%  10.00%
     (T. Rowe Price)
Flexibly Managed (a)         5.84%   4.77%   14.22%   14.92%   20.76%    2.85%  14.40%   8.20%   20.10%   2.10%
     (T. Rowe Price)
Growth Equity (a)
     Non -Qualified Plans    32.44%  39.91%  25.17%   18.27%   24.88%    9.26%  11.00%   4.60%   -33.10% 12.30%
     Qualified Plans         32.44%  39.91%  25.17%   18.27%   24.88%    9.26%  11.00%   4.60%   -33.10% 12.30%
      (Independence Captial)
Large Cap Value (a) (b)      -2.04%  8.23%   23.42%   23.63%   35.77%    1.65%   5.70%  13.40%   26.10%   9.30%
     (Putnam)
International Equity (a)     43.89%  17.37%   9.03%   15.41%   13.39%   -7.47%  26.40%    N/A      N/A     N/A
     (Vontobel)

-------------------
(a)  Penn Series Funds, Inc.
(b) Prior to May 1, 2000, the Penn Series Large Cap Value Fund Subaccount was the Penn Series Value Equity Fund Subaccount and the Fund in which the Subaccount invested was managed by OpCap Advisors.



                             ----------------------

         The performance information set forth above is for past performance and is not an indication or representation of future performance.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

         The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES

        Hornor, Townsend & Kent, Inc., a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of Horner, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044. For 1999, 1998, and 1997 the Company paid Hornor, Townsend & Kent, Inc. underwriting commissions of $338,282, $450,661 and $436,619, respectively.

--------------------------------------------------------------------------------
CUSTODIAN

         The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

         Ernst & Young LLP serve as independent auditors of the Separate Account and the Company. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
LEGAL MATTERS

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

        The consolidated financial statements of the Company and the financial statements of the Separate Account at December 31, 1999 and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------------

                                                               Money           Quality        High Yield      Growth Equity
                                              Total         Market Fund+      Bond Fund+      Bond Fund+          Fund+
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Investment in Common Stock
Number of Shares .....................                        43,365,446        3,652,548        4,580,843        5,382,378
Cost .................................   $1,056,134,961      $43,365,446      $37,570,637      $43,726,462     $113,636,714

Assets:
Investments at market value ..........   $1,508,564,510      $43,365,446      $37,986,495      $43,884,472     $222,884,272
Dividends receivable .................          190,633          190,633                -                -                -

Liabilities:
Due to (from) the Penn Mutual
  Life Insurance Company .............          703,552         (170,319)          20,257           23,334          147,785

                                         --------------      -----------      -----------      -----------     ------------
Net Assets ...........................   $1,508,051,591      $43,726,398      $37,966,238      $43,861,138     $222,736,487
                                         ==============      ===========      ===========      ===========     ============


----------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                               Money           Quality        High Yield      Growth Equity
                                              Total         Market Fund+      Bond Fund+      Bond Fund+          Fund+
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Investment Income:
Dividends ............................       $4,845,057       $1,677,012      $         -      $         -      $         -
Expense:
Mortality and expense risk charges ...       16,866,329          448,166          472,167          582,283        2,379,763
                                         --------------      -----------      -----------      -----------     ------------

Net investment income (loss) .........      (12,021,272)       1,228,846         (472,167)        (582,283)      (2,379,763)
                                         --------------      -----------      -----------      -----------     ------------

Realized and Unrealized Gains
     (Losses) on Investments:
Realized gains (losses) from
     redemption of fund shares .......        4,022,204                -           (8,658)         124,263          530,746
Capital gains distributions ..........       14,634,220                -                -                -                -
                                         --------------      -----------      -----------      -----------     ------------

Net realized gains (losses)
     from investment transactions ....       18,656,424                -           (8,658)         124,263          530,746

Net change in unrealized
     appreciation/depreciation
     of investments ..................      225,948,976                -            3,987        1,804,756       56,280,956
                                         --------------      -----------      -----------      -----------     ------------

Net realized and unrealized
     gains (losses) on investments ...      244,605,400                -           (4,671)       1,929,019       56,811,702
                                         --------------      -----------      -----------      -----------     ------------

Net increase (decrease) in net
     assets resulting from
     operations ......................     $232,584,128      $ 1,228,846       $ (476,838)     $ 1,346,736     $ 54,431,939
                                         ==============      ===========      ===========      ===========     ============



+      Investment in Penn Series Funds, Inc
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

[RESTUBBED


---------------------------------------------------------------------------------------------------------------------------
                                                            Flexibly                            Small          Emerging
                                         Value Equity        Managed       International    Capitalization       Growth
                                             Fund+            Fund+         Equity Fund+        Fund+            Fund+
                                        ---------------  ---------------  ---------------  ---------------  ---------------
Investment in Common Stock
Number of Shares .....................       8,163,794       15,061,156        4,215,892        1,473,494        1,889,241
Cost .................................    $112,901,895     $239,046,567      $57,138,477      $19,123,749      $41,375,702

Assets:
Investments at market value ..........    $181,317,878     $295,499,892      $112,901,582     $18,624,956      $93,857,465
Dividends receivable .................               -                -                 -               -                -

Liabilities:
Due to (from) the Penn Mutual
  Life Insurance Company .............          96,971          159,036            73,394          10,546           66,652

                                          ------------     ------------      ------------     -----------      -----------
Net Assets ...........................    $181,220,907     $295,340,856      $112,828,188     $18,614,410      $93,790,813
                                          ============     ============      ============     ===========      ===========


--------------------------------------------------------------------------------------------------------------------------


                                                            Flexibly                            Small          Emerging
                                         Value Equity        Managed       International    Capitalization       Growth
                                             Fund+            Fund+         Equity Fund+        Fund+            Fund+
                                         --------------  ---------------  ---------------  ---------------  ---------------
Investment Income:
Dividends                                  $         -      $         -      $         -      $         -      $         -
Expense:
Mortality and expense risk charges ...       2,477,020        3,924,484        1,129,230          223,952          570,399
                                          ------------     ------------      ------------     -----------      -----------

Net investment income (loss) .........      (2,477,020)      (3,924,484)      (1,129,230)        (223,952)        (570,399)
                                          ------------     ------------      ------------     -----------      -----------

Realized and Unrealized Gains
     (Losses) on Investments:
Realized gains (losses) from
     redemption of fund shares .......         889,798          757,206        1,418,907         (209,337)          62,845
Capital gains distributions ..........               -                -                -                -                -
                                          ------------     ------------      ------------     -----------      -----------

Net realized gains (losses)
     from investment transactions ....         889,798          757,206        1,418,907         (209,337)          62,845

Net change in unrealized
     appreciation/depreciation
     of investments ..................      (2,352,948)      20,809,174       34,686,729          (80,199)      50,119,776
                                          ------------     ------------      ------------     -----------      -----------

Net realized and unrealized
     gains (losses) on investments ...      (1,463,150)      21,566,380       36,105,636         (289,536)      50,182,621
                                          ------------     ------------      ------------     -----------      -----------

Net increase (decrease) in net
     assets resulting from
     operations ......................     $(3,940,170)    $ 17,641,896     $ 34,976,406       $ (513,488)    $ 49,612,222
                                          ============     ============      ============     ===========      ===========


   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

--------------------------------------------------------------------------------

                                                                                  Limited
                                                              Balanced         Maturity Bond         Partners
                                                            Portfolio++         Portfolio++         Portfolio++
                                                           ------------        ------------        ------------
Investment in Common Stock
Number of Shares ..................................           1,523,587             491,386           1,335,442
Cost ..............................................        $ 23,474,293        $  6,965,240        $ 26,216,021

Assets:
Investments at market value .......................        $ 31,827,712        $  6,505,950        $ 26,228,078
 Dividends receivable .............................                --                  --                  --

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company              22,432               3,587              13,410

                                                           ------------        ------------        ------------
Net Assets ........................................        $ 31,805,280        $  6,502,363        $ 26,214,668
                                                           ============        ============        ============



--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D.)

                                                                                  Limited
                                                              Balanced         Maturity Bond         Partners
                                                            Portfolio++         Portfolio++         Portfolio++
                                                           ------------        ------------        ------------
Investment Income:
Dividends ........................................        $    429,804        $    348,661         $    268,107
Expense:
Mortality and expense risk charges ...............             337,705              83,191              301,943
                                                          ------------        ------------         ------------

Net investment income (loss) .....................              92,099             265,470              (33,836
                                                          ------------        ------------         ------------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................             243,656               4,918              (80,300
Capital gains distributions ......................             636,748                --                466,273
                                                          ------------        ------------         ------------

Net realized gains (losses) from investment
     transactions ................................             880,404               4,918              385,973
Net change in unrealized appreciation/depreciation
     of investments ..............................           6,821,258            (251,365)             882,040
                                                          ------------        ------------         ------------

Net realized and unrealized gains (losses) on
     investments .................................           7,701,662            (246,447)           1,268,013
                                                          ------------        ------------         ------------

Net increase (decrease) in net assets resulting
     from operations .............................        $  7,793,761        $     19,023         $  1,234,177
                                                          ============        ============         ============

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

--------------------------------------------------------------------------------

                                                              Capital
                                                           Appreciation        Equity Income          Growth
                                                           Portfolio+++        Portfolio++++       Portfolio++++
                                                           ------------        -------------       -------------
Investment in Common Stock
Number of Shares ..................................           1,230,995           3,122,147           3,059,029
Cost ..............................................        $ 11,489,792        $ 65,554,119        $110,317,173

Assets:
Investments at market value .......................        $ 18,267,967        $ 80,270,405        $168,032,483
 Dividends receivable .............................                --                  --                  --

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company              13,379              42,636             104,303

                                                           ------------        ------------        ------------
Net Assets ........................................        $ 18,254,588        $ 80,227,769        $167,928,180
                                                           ============        ============        ============



--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D.)

                                                             Capital
                                                          Appreciation        Equity Income          Growth
                                                          Portfolio+++        Portfolio++++       Portfolio++++
                                                          ------------        -------------       -------------
Investment Income:
Dividends ........................................         $       --           $  1,074,391         $    163,364
Expense:
Mortality and expense risk charges ...............              182,384              965,521            1,612,474
                                                           ------------         ------------         ------------

Net investment income (loss) .....................             (182,384)             108,870           (1,449,110)
                                                           ------------         ------------         ------------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................              240,140              (44,049)              87,967
Capital gains distributions ......................                 --              2,374,969           10,271,514
                                                           ------------         ------------         ------------

Net realized gains (losses) from investment
     transactions ................................              240,140            2,330,920           10,359,481
Net change in unrealized appreciation/depreciation
     of investments ..............................            7,212,430              977,298           31,824,227
                                                           ------------         ------------         ------------

Net realized and unrealized gains (losses) on
     investments .................................            7,452,570            3,308,218           42,183,708
                                                           ------------         ------------         ------------

Net increase (decrease) in net assets resulting
     from operations .............................         $  7,270,186         $  3,417,088         $ 40,734,598
                                                           ============         ============         ============

[RESTUBBED]

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

--------------------------------------------------------------------------------

                                                                                                     Emerging
                                                           Asset Manager         Index 500        Markets Equity
                                                           Portfolio++++       Portfolio++++      Portfolio+++++
                                                           -------------       -------------      --------------
Investment in Common Stock
Number of Shares ..................................           1,360,596             552,959             656,819
Cost ..............................................        $ 22,601,629        $ 74,984,601        $  6,646,444

Assets:
Investments at market value .......................        $ 25,402,339        $ 92,570,771        $  9,136,347
 Dividends receivable .............................                --                  --                  --

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company              14,342              55,672               6,135

                                                           ------------        ------------        ------------
Net Assets ........................................        $ 25,387,997        $ 92,515,099        $  9,130,212
                                                           ============        ============        ============

--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D.)

                                                                                                    Emerging
                                                          Asset Manager         Index 500        Markets Equity
                                                          Portfolio++++       Portfolio++++      Portfolio+++++
                                                          -------------       -------------      --------------
Investment Income:
Dividends ........................................            $    485,862         $    396,849         $      1,007
Expense:
Mortality and expense risk charges ...............                 271,581              839,364               64,702
                                                              ------------         ------------         ------------

Net investment income (loss) .....................                 214,281             (442,515)             (63,695)
                                                              ------------         ------------         ------------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................                 (63,119)             (42,703)             109,924
Capital gains distributions ......................                 615,425              269,291                 --
                                                              ------------         ------------         ------------

Net realized gains (losses) from investment
     transactions ................................                 552,306              226,588              109,924
Net change in unrealized appreciation/depreciation
     of investments ..............................               1,327,645           12,114,229            3,768,983
                                                              ------------         ------------         ------------

Net realized and unrealized gains (losses) on
     investments .................................               1,879,951           12,340,817            3,878,907
                                                              ------------         ------------         ------------

Net increase (decrease) in net assets resulting
     from operations .............................            $  2,094,232         $ 11,898,302         $  3,815,212
                                                              ============         ============         ============

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                 Total                                 Money Market Fund+
                                              --------------------------------------------  ---------------------------------------
                                                         1999                   1998                  1999                1998
                                              --------------------   ---------------------  -------------------  ------------------
Operations:
     Net investment income (loss) ..........         ($12,021,272)             $7,745,242           $1,228,846            $863,429
     Net realized gains (losses) from
          investment transactions ..........           18,656,424              91,124,673                    -                   -
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................          225,948,976              31,850,409                    -                   -
                                              --------------------   ---------------------  -------------------  ------------------
Net increase (decrease) in net assets
          resulting from operations ........          232,584,128             130,720,324            1,228,846             863,429
                                              --------------------   ---------------------  -------------------  ------------------

Variable Annuity Activities:
     Purchase payments .....................          574,203,492             300,859,955          121,832,838          43,970,396
     Surrender benefits ....................         (118,977,195)            (86,895,748)         (11,197,551)         (6,521,246)
     Net Transfers .........................         (385,402,907)           (144,859,060)         (96,586,146)        (30,458,666)
     Death Benefits ........................           (5,743,417)             (5,130,027)            (220,239)           (146,334)
     Contract administration charges .......           (1,019,724)               (960,359)             (18,923)            (15,517)
     Deferred sales charges ................           (1,712,520)             (1,159,997)            (185,645)            (62,744)
     Annuity benefits ......................           (9,193,907)             (6,283,330)            (494,203)           (158,174)
                                              --------------------   ---------------------  -------------------  ------------------
Net increase in net assets resulting
     from variable annuity activities ......           52,153,822              55,571,434           13,130,131           6,607,715
                                              --------------------   ---------------------  -------------------  ------------------
     Total increase (decrease)
          in net assets ....................          284,737,950             186,291,758           14,358,977           7,471,144
Net Assets:
  Beginning of year ........................        1,223,313,641           1,037,021,883           29,367,421          21,896,277
                                              --------------------   ---------------------  -------------------  ------------------
  End of year ..............................       $1,508,051,591          $1,223,313,641          $43,726,398         $29,367,421
                                              ====================   =====================  ===================  ==================


                                                         High Yield Bond Fund+                       Growth Equity Fund+
                                              --------------------------------------------  ---------------------------------------
                                                         1999                   1998                  1999                1998
                                              --------------------   ---------------------  -------------------  ------------------
Operations:
     Net investment income (loss) ..........            ($582,283)             $3,015,764          ($2,379,763)        ($1,642,786)
     Net realized gains (losses) from
          investment transactions ..........              124,263                  (3,290)             530,746          17,312,420
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................            1,804,756              (1,514,889)          56,280,956          29,742,092
                                              --------------------   ---------------------  -------------------  ------------------
Net increase (decrease) in net assets
          resulting from operations ........            1,346,736               1,497,585           54,431,939          45,411,726
                                              --------------------   ---------------------  -------------------  ------------------

Variable Annuity Activities:
     Purchase payments .....................           12,170,588              11,805,678           45,856,043          19,386,206
     Surrender benefits ....................           (3,539,725)             (3,764,322)         (17,409,478)        (11,279,745)
     Net Transfers .........................          (10,743,367)             (5,718,830)         (19,004,434)         (8,257,183)
     Death Benefits ........................              (92,686)               (216,584)            (370,498)           (520,878)
     Contract administration charges .......              (31,629)                (33,874)            (129,646)           (117,047)
     Deferred sales charges ................              (45,494)                (42,634)            (156,475)           (106,395)
     Annuity benefits ......................             (521,630)               (451,818)            (745,465)           (410,717)
                                              --------------------   ---------------------  -------------------  ------------------
Net increase in net assets resulting
     from variable annuity activities ......           (2,803,943)              1,577,616            8,040,047          (1,305,759)
                                              --------------------   ---------------------  -------------------  ------------------
     Total increase (decrease)
          in net assets ....................           (1,457,207)              3,075,201           62,471,986          44,105,967
Net Assets:
  Beginning of year ........................           45,318,345              42,243,144          160,264,501         116,158,534
                                              --------------------   ---------------------  -------------------  ------------------
  End of year ..............................          $43,861,138             $45,318,345         $222,736,487        $160,264,501
                                              ====================   =====================  ===================  ==================

==========================================
+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++   Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

[RESTUBBED]


                                                         Quality Bond Fund+                      Flexibly Managed Fund+
                                              ---------------------------------------  -----------------------------------------
                                                       1999                 1998                 1999                  1998
                                              -------------------  ------------------  -------------------   -------------------
Operations:
     Net investment income (loss) ..........           ($472,167)         $1,240,623          ($3,924,484)           $5,296,053
     Net realized gains (losses) from
          investment transactions ..........              (8,658)          1,083,848              757,206            34,924,818
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................               3,987             469,323           20,809,174           (24,572,191)
                                              -------------------  ------------------  -------------------   -------------------
Net increase (decrease) in net assets
          resulting from operations ........            (476,838)          2,793,794           17,641,896            15,648,680
                                              -------------------  ------------------  -------------------   -------------------

Variable Annuity Activities:
     Purchase payments .....................          12,756,541          12,828,873           36,447,765            51,119,838
     Surrender benefits ....................          (3,355,904)         (2,749,714)         (28,871,142)          (24,701,353)
     Net Transfers .........................          (6,819,329)         (5,801,159)         (64,501,255)          (33,470,654)
     Death Benefits ........................            (320,089)           (323,546)          (1,848,244)           (1,865,231)
     Contract administration charges .......             (24,084)            (23,415)            (265,216)             (297,618)
     Deferred sales charges ................             (45,635)            (40,919)            (403,427)             (314,220)
     Annuity benefits ......................            (464,887)           (310,029)          (2,777,506)           (2,389,329)
                                              -------------------  ------------------  -------------------   -------------------
Net increase in net assets resulting
     from variable annuity activities ......           1,726,613           3,580,091          (62,219,025)          (11,918,567)
                                              -------------------  ------------------  -------------------   -------------------
     Total increase (decrease)
          in net assets ....................           1,249,775           6,373,885          (44,577,129)            3,730,113
Net Assets:
  Beginning of year ........................          36,716,463          30,342,578          339,917,985           336,187,872
                                              -------------------  ------------------  -------------------   -------------------
  End of year ..............................         $37,966,238         $36,716,463         $295,340,856          $339,917,985
                                              ===================  ==================  ===================   ===================


                                                        Value Equity Fund+                       Emerging Growth Fund+
                                              ---------------------------------------  ------------------------------------------
                                                       1999                 1998                 1999                  1998
                                              -------------------  ------------------  -------------------   -------------------
Operations:
     Net investment income (loss) ..........         ($2,477,020)           ($35,478)           ($570,399)            ($115,686)
     Net realized gains (losses) from
          investment transactions ..........             889,798          17,469,266               62,845               (18,156)
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................          (2,352,948)         (1,405,794)          50,119,776             2,702,071
                                              -------------------  ------------------  -------------------   -------------------
Net increase (decrease) in net assets
          resulting from operations ........          (3,940,170)         16,027,994           49,612,222             2,568,229
                                              -------------------  ------------------  -------------------   -------------------

Variable Annuity Activities:
     Purchase payments .....................          26,170,266          31,610,352           43,166,695             9,803,496
     Surrender benefits ....................         (18,289,385)        (16,621,269)          (2,242,458)             (303,992)
     Net Transfers .........................         (37,271,848)        (17,458,000)         (10,898,712)           (1,828,444)
     Death Benefits ........................            (894,529)           (864,575)            (107,642)               (8,772)
     Contract administration charges .......            (148,072)           (161,845)             (25,721)               (7,172)
     Deferred sales charges ................            (213,107)           (185,128)             (64,122)               (6,090)
     Annuity benefits ......................          (1,269,558)         (1,052,517)            (103,794)              (17,597)
                                              -------------------  ------------------  -------------------   -------------------
Net increase in net assets resulting
     from variable annuity activities ......         (31,916,233)         (4,732,982)          29,724,246             7,631,429
                                              -------------------  ------------------  -------------------   -------------------
     Total increase (decrease)
          in net assets ....................         (35,856,403)         11,295,012           79,336,468            10,199,658
Net Assets:
  Beginning of year ........................         217,077,310         205,782,298           14,454,345             4,254,687
                                              -------------------  ------------------  -------------------   -------------------
  End of year ..............................        $181,220,907        $217,077,310          $93,790,813           $14,454,345
                                              ===================  ==================  ===================   ===================

==========================================
+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++   Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


[RESTUBBED]

                                                                                                      Small
                                                     International Equity Fund+                 Capitalization Fund +
                                              ---------------------------------------  --------------------------------------
                                                        1999                1998                1999                1998
                                              -------------------   -----------------  -----------------   ------------------
Operations:
     Net investment income (loss) ..........         ($1,129,230)          ($252,490)         ($223,952)           ($113,975)
     Net realized gains (losses) from
          investment transactions ..........           1,418,907           3,185,505           (209,337)             233,245
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................          34,686,729           9,485,903            (80,199)          (2,387,287)
                                              -------------------   -----------------  -----------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........          34,976,406          12,418,918           (513,488)          (2,268,017)
                                              -------------------   -----------------  -----------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................          51,502,135          10,523,913          6,536,071            7,163,274
     Surrender benefits ....................          (6,872,196)         (5,911,352)        (1,191,638)          (1,305,281)
     Net Transfers .........................         (47,349,992)        (10,270,675)        (4,851,905)          (2,355,711)
     Death Benefits ........................            (327,860)           (272,835)           (49,326)             (46,045)
     Contract administration charges .......             (70,048)            (73,241)           (17,181)             (17,860)
     Deferred sales charges ................            (100,631)            (92,237)           (26,858)             (24,968)
     Annuity benefits ......................            (431,841)           (309,264)           (86,613)             (51,104)
                                              -------------------   -----------------  -----------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......          (3,650,433)         (6,405,691)           312,550            3,362,305
                                              -------------------   -----------------  -----------------   ------------------
     Total increase (decrease)
          in net assets ....................          31,325,973           6,013,227           (200,938)           1,094,288
Net Assets:
  Beginning of year ........................          81,502,215          75,488,988         18,815,348           17,721,060
                                              -------------------   -----------------  -----------------   ------------------
  End of year ..............................        $112,828,188         $81,502,215        $18,614,410          $18,815,348
                                              ===================   =================  =================   ==================

                                                                                                 Limited Maturity
                                                       Balanced Portfolio++                      Bond Portfolio++
                                              ---------------------------------------  --------------------------------------
                                                        1999                1998                1999                1998
                                              -------------------   -----------------  -----------------   ------------------
Operations:
     Net investment income (loss) ..........             $92,099            $234,654           $265,470             $267,463
     Net realized gains (losses) from
          investment transactions ..........             880,404           3,711,455             $4,918                4,432
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................           6,821,258          (1,522,453)          (251,365)             (90,968)
                                              -------------------   -----------------  -----------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........           7,793,761           2,423,656             19,023              180,927
                                              -------------------   -----------------  -----------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................           4,661,798           4,708,127         13,051,511            2,811,758
     Surrender benefits ....................          (1,972,767)         (1,459,064)        (1,963,467)            (579,485)
     Net Transfers .........................          (3,913,423)         (2,543,550)       (10,599,182)          (1,594,229)
     Death Benefits ........................            (163,231)            (90,973)          (153,870)             (37,669)
     Contract administration charges .......             (19,388)            (20,547)            (4,309)              (4,237)
     Deferred sales charges ................             (37,246)            (33,142)           (21,946)              (8,272)
     Annuity benefits ......................            (183,276)           (145,035)           (97,230)             (58,661)
                                              -------------------   -----------------  -----------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......          (1,627,533)            415,816            211,507              529,205
                                              -------------------   -----------------  -----------------   ------------------
     Total increase (decrease)
          in net assets ....................           6,166,228           2,839,472            230,530              710,132
Net Assets:
  Beginning of year ........................          25,639,052          22,799,580          6,271,833            5,561,701
                                              -------------------   -----------------  -----------------   ------------------
  End of year ..............................         $31,805,280         $25,639,052         $6,502,363           $6,271,833
                                              ===================   =================  =================   ==================

==========================================
+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++   Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


[RESTUBBED]

                                                              Partners
                                                             Portfolio++
                                               ---------------------------------------
                                                        1998                 1998
                                               ------------------   ------------------
Operations:
     Net investment income (loss) ..........            ($33,836)           ($159,944)
     Net realized gains (losses) from
          investment transactions ..........             385,973             1,314,554
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................             882,040            (1,132,139)
                                               ------------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........           1,234,177                22,471
                                               ------------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................          10,660,075           16,825,601
     Surrender benefits ....................          (1,352,491)            (636,970)
     Net Transfers .........................          (6,059,956)          (2,421,858)
     Death Benefits ........................             (87,737)             (37,624)
     Contract administration charges .......             (18,477)             (10,943)
     Deferred sales charges ................             (28,727)             (10,334)
     Annuity benefits ......................             (62,682)             (58,006)
                                               ------------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......           3,050,005           13,649,866
                                               ------------------   ------------------
     Total increase (decrease)
          in net assets ....................           4,284,182           13,672,337
Net Assets:
  Beginning of year ........................          21,930,486            8,258,149
                                               ------------------   ------------------
  End of year ..............................         $26,214,668          $21,930,486
                                               ==================   ==================

                                                                Growth
                                                            Portfolio++++
                                               ------------------   ------------------
                                                        1998                 1998
                                               ------------------   ------------------
Operations:
     Net investment income (loss) ..........         ($1,449,110)           ($599,120)
     Net realized gains (losses) from
          investment transactions ..........          10,359,481            7,095,378
     Net change in unrealized
          appreciation/ depreciation
          of investments ...................          31,824,227           15,492,226
                                               ------------------   ------------------
Net increase (decrease) in net assets
          resulting from operations ........          40,734,598           21,988,484
                                               ------------------   ------------------

Variable Annuity Activities:
     Purchase payments .....................          76,915,718           23,254,838
     Surrender benefits ....................          (8,149,247)          (4,004,288)
     Net Transfers .........................         (27,789,707)          (6,920,426)
     Death Benefits ........................            (444,998)            (261,573)
     Contract administration charges .......            (101,515)             (71,268)
     Deferred sales charges ................            (155,211)             (99,279)
     Annuity benefits ......................            (624,908)            (245,272)
                                               ------------------   ------------------
Net increase in net assets resulting
     from variable annuity activities ......          39,650,132           11,652,732
                                               ------------------   ------------------
     Total increase (decrease)
          in net assets ....................          80,384,730           33,641,216
Net Assets:
  Beginning of year ........................          87,543,450           53,902,234
                                               ------------------   ------------------
  End of year ..............................        $167,928,180          $87,543,450
                                               ==================   ==================

==========================================
+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in American Century Variable Portfolios, Inc.
++++   Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONT'D.)

                                                     Capital Appreciation              Equity Income
                                                         Portfolio+++                  Portfolio++++
                                                ----------------------------    ----------------------------
                                                    1999            1998            1999            1998
                                                ------------    ------------    ------------    ------------
Operations:
     Net investment income (loss) ...........   ($   182,384)   ($   200,676)   $    108,870    ($    19,238)
     Net realized gains (losses) from
          investment transactions ...........        240,140         890,697       2,330,920       2,808,808
     Net change in unrealized appreciation/
          depreciation of investments .......      7,212,430      (1,315,911)        977,298       3,216,502
                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
          resulting from operations .........      7,270,186        (625,890)      3,417,088       6,006,072
                                                ------------    ------------    ------------    ------------

Variable Annuity Activities:
     Purchase payments ......................      2,923,082       1,967,452      22,934,408      19,104,376
     Surrender benefits .....................     (1,533,308)     (1,284,123)     (6,015,583)     (4,228,476)
     Net Transfers ..........................     (4,358,209)     (5,680,990)    (10,733,426)     (5,399,857)
     Death Benefits .........................       (102,465)        (24,305)       (270,605)       (297,915)
     Contract administration charges ........        (16,308)        (20,497)        (61,920)        (55,951)
     Deferred sales charges .................        (30,459)        (31,644)       (110,931)        (72,716)
     Annuity benefits .......................        (44,249)        (41,725)       (624,431)       (427,304)
                                                ------------    ------------    ------------    ------------
Net increase in net assets  resulting
     from variable annuity activities .......     (3,161,916)     (5,115,832)      5,117,512       8,622,157
                                                ------------    ------------    ------------    ------------
     Total increase (decrease)  in net assets      4,108,270      (5,741,722)      8,534,600      14,628,229
Net Assets:
  Beginning of year .........................     14,146,318      19,888,040      71,693,169      57,064,940
                                                ------------    ------------    ------------    ------------
  End of year ...............................   $ 18,254,588    $ 14,146,318    $ 80,227,769    $ 71,693,169
                                                ============    ============    ============    ============

[TABLE RESTUBBED]

                                                      Emerging Markets
                                                       Portfolio+++++
                                                ----------------------------
                                                    1999            1998
                                                ------------    ------------
Operations:
     Net investment income (loss) ...........   ($    63,695)   ($    15,078)
     Net realized gains (losses) from
          investment transactions ...........        109,924          (5,906)
     Net change in unrealized appreciation/
          depreciation of investments .......      3,768,983        (739,423)
                                                ------------    ------------
Net increase (decrease) in net assets
          resulting from operations .........      3,815,212        (760,407)
                                                ------------    ------------

Variable Annuity Activities:
     Purchase payments ......................     13,056,491       1,809,338
     Surrender benefits .....................       (425,250)        (68,993)
     Net Transfers ..........................    (10,018,072)       (465,249)
     Death Benefits .........................           (360)            (20)
     Contract administration charges ........         (4,512)         (2,619)
     Deferred sales charges .................         (8,889)         (1,973)
     Annuity benefits .......................        (15,449)         (4,738)
                                                ------------    ------------
Net increase in net assets  resulting
     from variable annuity activities .......      2,583,959       1,265,746
                                                ------------    ------------
     Total increase (decrease)  in net assets      6,399,171         505,339
Net Assets:
  Beginning of year .........................      2,731,041       2,225,702
                                                ------------    ------------
  End of year ...............................   $  9,130,212    $  2,731,041
                                                ============    ============

                                                         Asset Manager                   Index 500
                                                         Portfolio++++                 Portfolio++++
                                                ----------------------------    ----------------------------
                                                    1999            1998            1999            1998
                                                ------------    ------------    ------------    ------------
Operations:
     Net investment income (loss) ...........   $    214,281    $    143,729    ($   442,515)   ($   162,002)
     Net realized gains (losses) from
          investment transactions ...........        552,306         835,643         226,588         281,956
     Net change in unrealized appreciation/
          depreciation of investments .......      1,327,645         416,857      12,114,229       5,006,490
                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
          resulting from operations .........      2,094,232       1,396,229      11,898,302       5,126,444
                                                ------------    ------------    ------------    ------------
Variable Annuity Activities:

     Purchase payments ......................     15,081,833       5,224,201      58,479,634      26,942,238
     Surrender benefits .....................     (1,169,535)       (557,255)     (3,426,070)       (918,820)
     Net Transfers ..........................     (3,970,374)       (891,784)     (9,933,570)     (3,321,795)
     Death Benefits .........................        (13,421)        (46,723)       (275,617)        (68,425)
     Contract administration charges ........        (14,367)        (10,316)        (48,408)        (16,392)
     Deferred sales charges .................        (16,481)        (13,295)        (61,236)        (14,007)
     Annuity benefits .......................       (301,534)        (92,217)       (344,651)        (59,823)
                                                ------------    ------------    ------------    ------------
Net increase in net assets  resulting
     from variable annuity activities .......      9,596,121       3,612,611      44,390,082      22,542,976
                                                ------------    ------------    ------------    ------------
     Total increase (decrease)  in net assets     11,690,353       5,008,840      56,288,384      27,669,420
Net Assets:
  Beginning of year .........................     13,697,644       8,688,804      36,226,715       8,557,295
                                                ------------    ------------    ------------    ------------
  End of year ...............................   $ 25,387,997    $ 13,697,644    $ 92,515,099    $ 36,226,715
                                                ============    ============    ============    ============

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
--------------------------------------------------------------------------------

Notes to Financial Statements

December 31, 1999

Note 1.  Significant Accounting Policies
         The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

         General - Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1999 and the reported amounts from operations and contract transactions during 1999 and 1998. Actual results could differ from those estimates.

         Investments - Assets of Account III are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         Federal Income Taxes - Penn Mutual is taxed under federal law as a life insurance company. Account III is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account III.

         Diversification Requirements - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

         The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

Note 2.  Purchases and Sales of Investments

         The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1999:

                                                     Purchases           Sales
                                                     ---------           -----
Money Market Fund ................................  $93,075,237      $78,935,799
Quality Bond Fund ................................    9,065,818        7,802,883
High Yield Bond Fund .............................    7,362,642       10,741,430
Growth Equity Fund ...............................   26,374,757       20,633,519
Value Equity Fund ................................    6,687,202       41,064,418
Flexibly Managed Fund ............................    9,271,795       75,378,500
Small Capitalization Fund ........................    3,855,827        3,763,109
International Equity Fund ........................   41,048,208       45,784,642
Emerging Growth Fund .............................   34,912,414        5,698,064
Limited Maturity Bond Portfolio ..................   12,895,202       12,416,743
Balanced Portfolio ...............................    3,892,676        4,778,473
Partners Portfolio ...............................    7,746,775        4,258,908
Capital Appreciation Portfolio ...................    1,261,520        4,598,331
Equity Income Portfolio ..........................   16,989,451        9,373,391
Growth Portfolio .................................   70,264,693       21,721,619
Asset Manager Portfolio ..........................   17,243,893        6,808,640
Index 500 Portfolio ..............................   48,656,560        4,397,908
Emerging Markets Equity Portfolio ................   11,920,803        9,395,423

Note 3.  Contract Charges

         Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the of average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

         If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

Note 4.  Unit Values

         As of December 31, 1999, the accumulation units and accumulation unit values are as follows:

Variable Annuity Contracts:                         Accumulation    Accumulation
                                                        Units        Unit Value
                                                    ------------    ------------
Money Market Fund
  Commander                                             15,304         $10.39
  Diversifier II                                     1,669,670         $20.95
  Pennant Select                                       826,316         $10.32

Quality Bond Fund
  Commander                                             28,113          $9.87
  Diversifier II                                     1,612,651         $21.77
  Pennant Select                                       261,461          $9.88

High Yield Bond Fund
  Commander                                             21,145         $10.26
  Diversifier II                                     1,176,269         $35.67
  Pennant Select                                       164,772         $10.26

Growth Equity Fund
  Commander                                             25,504         $13.26
  Diversifier II - Qualified                         1,772,202         $89.41
  Diversifier II -                                     665,530         $88.68
  Pennant Select                                       371,063         $13.27

Value Equity Fund
  Commander                                             22,230          $9.82
  Diversifier II                                     4,407,110         $40.33
  Pennant Select                                       332,695          $9.82

Flexibly Managed Fund
  Commander                                             39,752         $10.55
  Diversifier II                                     4,634,490         $62.40
  Pennant Select                                       544,267         $10.55

Small Capitalization Fund
  Commander                                              1,759          $9.75
  Diversifier II                                     1,249,298         $14.03
  Pennant Select                                       109,420          $9.75

International Equity Fund
  Commander                                             45,321         $14.08
  Diversifier II                                     3,579,323         $30.68

Emerging Growth Fund
  Commander                                             26,453         $28.36
  Diversifier II                                     1,645,175         $52.08
  Pennant Select                                       259,172         $28.37

Variable Annuity Contracts:                         Accumulation    Accumulation
                                                        Units        Unit Value
                                                    ------------    ------------
Limited Maturity Bond Portfolio
  Commander                                              4,391         $10.02
  Diversifier II                                       473,183         $12.34
  Pennant Select                                        61,833         $10.02

Balanced Portfolio
  Commander                                              1,560         $13.28
  Diversifier II                                     1,348,416         $22.72
  Pennant Select                                        86,030         $13.29

Partners Portfolio
  Commander                                             25,519         $10.60
  Diversifier II                                     1,787,163         $13.54
  Pennant Select                                       163,977         $10.61

Capital Appreciation Portfolio
  Diversifier II                                       916,231         $19.92

Equity Income Portfolio
  Commander                                             88,377         $10.53
  Diversifier II                                     3,820,785         $19.70
  Pennant Select                                       381,000         $10.53

Growth Portfolio
  Commander                                             60,951         $13.55
  Diversifier II                                     4,955,849         $31.92
  Pennant Select                                       656,284         $13.56

Asset Manager Portfolio
  Commander                                             14,010         $10.97
  Diversifier II                                     1,290,362         $18.75
  Pennant Select                                        94,897         $10.98

Index 500 Portfolio
  Commander                                             72,842         $11.91
  Diversifier II                                     4,389,976         $18.34
  Pennant Select                                       933,121         $11.91

Emerging Markets Equity
  Commander                                                572         $18.91
  Diversifier II                                       649,652         $13.00
  Pennant Select                                        35,779         $18.92

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Annuity Account III (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, International Equity Fund, Small Capitalization Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio and Emerging Markets Equity Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Annuity Account III. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Penn Mutual Variable Annuity Account III at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
April 4, 2000

             The Penn Mutual Life Insurance Company and Subsidiaries
                           Consolidated Balance Sheets
================================================================================

As of December 31,                                      1999             1998
--------------------------------------------------------------------------------
(in thousands)

ASSETS

Debt securities, at fair value                    $  4,733,261      $  5,500,924
Equity securities, at fair value                         3,949             4,161
Mortgage loans on real estate                           27,115            38,828
Real estate, net of accumulated depreciation            15,461            15,791
Policy loans                                           642,420           638,376
Short-term investments                                   6,934             1,024
Other invested assets                                  137,766            98,571
                                                  ------------      ------------
    Total investments                                5,566,906         6,297,675

Cash and cash equivalents                               37,481            24,468
Investment income due and accrued                       89,254           104,208
Deferred acquisition costs                             549,573           399,742
Amounts recoverable from reinsurers                    220,847            69,583
Broker/dealer receivables                            1,143,702           793,522
Other assets                                           109,818            94,179
Separate account assets                              2,865,366         2,302,937
                                                  ------------      ------------

    Total Assets                                  $ 10,582,947       $10,086,314
                                                  ============      ============

LIABILITIES

Reserves for payment of future policy benefits    $  2,735,609      $  2,761,319
Other policyholder funds                             2,710,589         2,835,081
Policyholders' dividends payable                        28,770            30,532
Broker/dealer payables                                 646,479           488,783
Accrued income tax payable                              31,919           142,634
Other liabilities                                      573,909           383,744
Separate account liabilities                         2,865,366         2,302,937
                                                  ------------      ------------

    Total Liabilities                                9,592,641         8,945,030
                                                  ------------      ------------

EQUITY

Retained earnings                                    1,023,704           944,145
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                         (33,398)          197,139
                                                  ------------      ------------

    Total Equity                                       990,306         1,141,284
                                                  ------------      ------------

      Total Liabilities and Equity                $ 10,582,947      $ 10,086,314
                                                  ============      ============

   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                         Consolidated Income Statements


For the Years Ended December 31,                                                1999                   1998                 1997
------------------------------------------------------------------------------------------------------------------------------------
(in thousands)
REVENUES

Premium and annuity considerations                                          $   130,516           $   154,615           $   178,338
Policy fee income                                                               131,709               114,681               102,398
Net investment income                                                           431,222               433,530               448,135
Net realized capital gains/(losses)                                                 803                 3,912                 9,655
Broker/dealer fees and commissions                                              395,483               331,285               290,005
Other income                                                                     24,895                15,543                10,920
                                                                            -----------           -----------           -----------

Total Revenue                                                                 1,114,628             1,053,566             1,039,451
                                                                            -----------           -----------           -----------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                                429,791               445,148               463,444
Policyholder dividends                                                           56,603                61,369                67,412
Decrease in liability for future policy benefits                                (54,080)              (23,337)              (10,275)
General expenses                                                                238,603               205,698               195,336
Broker/dealer sales expense                                                     216,712               180,255               160,730
Amortization of deferred acquisition costs                                       52,668                42,223                43,223
                                                                            -----------           -----------           -----------

Total Benefits and Expenses                                                     940,297               911,356               919,870
                                                                            -----------           -----------           -----------

Income from Continuing Operations Before Income Taxes                           174,331               142,210               119,581
                                                                            -----------           -----------           -----------

Income taxes                                                                     66,324                57,019                51,323
                                                                            -----------           -----------           -----------

Income from Continuing Operations                                               108,007                85,191                68,258
                                                                            -----------           -----------           -----------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
  (net of income taxes of $(2,137), $670 and $2,589)                             (3,968)                1,243                 4,807

Loss on sale of discontinued operations (less
  applicable income tax benefit of $13,181)                                     (24,480)                   --                    --
                                                                            -----------           -----------           -----------

          NET INCOME                                                        $    79,559           $    86,434           $    73,065
                                                                            ===========           ===========           ===========



   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                  Consolidated Statements of Changes in Equity

                                                           Other
                                                        Comprehensive           Retained               Total
                                                        Income/(Loss)           Earnings              Equity
---------------------------------------------------------------------------------------------------------------
(In thousands)
Balance at January 1, 1997                              $    85,730           $   784,646          $   870,376
Comprehensive Income
 Net income for 1997                                             --                73,065               73,065
 Other comprehensive loss, net of tax
   Unrealized appreciation of  securities,
    net of reclassification adjustment                       66,279                    --               66,279
                                                                                                   -----------
Comprehensive Income                                                                                   139,344
                                                        -----------           -----------          -----------
Balance at December 31, 1997                                152,009               857,711            1,009,720
Comprehensive Income
 Net income for 1998                                             --                86,434               86,434
Other comprehensive income, net of tax
   Unrealized appreciation of  securities,
    net of reclassification adjustment                       45,130                    --               45,130
                                                                                                   -----------
Comprehensive Income                                                                                   131,564
                                                        -----------           -----------          -----------
Balance at December 31, 1998                                197,139               944,145            1,141,284
Comprehensive Loss
 Net income for 1999                                             --                79,559               79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of  securities,
    net of reclassification adjustment                     (230,537)                   --             (230,537)
                                                                                                   -----------
Comprehensive Loss                                                                                    (150,978)
                                                        -----------           -----------          -----------
Balance at December 31, 1999                            $   (33,398)          $ 1,023,704          $   990,306
                                                        ===========           ===========          ===========


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                      Consolidated Statements of Cash Flows

For the Years Ended December 31,                                                  1999                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)
                       Cash Flows from Operating Activities
Net income                                                                    $   79,559        $    86,434        $    73,065
Adjustments to reconcile net income to net cash provided by operations:
 Capitalization of policy acquisition costs                                      (78,644)           (72,356)           (64,427)
 Amortization of deferred acquisition costs                                       52,668             42,223             43,223
 Policy fees on universal life and investment contracts                          (80,456)          (120,315)          (104,342)
 Interest credited on universal life and investment contracts                    132,213            146,081            160,417
 Depreciation and amortization                                                     6,294              4,750             18,682
 Premiums due and other receivables                                              (16,794)            (1,293)            (7,291)
 Net realized capital (gains)/losses                                                (803)            (3,912)            (9,655)
 Net realized loss on sale of discontinued operations                             37,661               --                   --
 (Increase)/decrease in investment income due and accrued                         14,954             (1,136)                60
 (Increase) in amounts recoverable from reinsurers                               (18,419)            (6,372)            (4,329)
 (Decrease) in reserves for payment of future policy benefits                    (25,710)            (8,696)           (13,358)
 Increase/(decrease) in accrued income tax payable                                13,222             25,622             (4,526)
 Other, net                                                                       12,652              3,805             (6,693)
                                                                              ----------        -----------        -----------

  Net cash provided by operating activities                                      128,397             94,835             80,826
                                                                              ----------        -----------        -----------

                       Cash Flows from Investing Activities

Sale of investments:
 Debt securities available for sale                                            1,624,576          1,837,209          1,235,274
 Equity securities                                                                12,003             35,496             20,374
 Real estate                                                                         853              9,937             87,875
 Other                                                                             3,884             18,074             14,355

Maturity and other principal repayments:
 Debt securities available for sale                                              415,888            496,283            472,474
 Mortgage loans                                                                   17,596              2,357             61,813
 Other                                                                             3,963                 --                 --

Cost of investments acquired:
 Debt securities available for sale                                           (1,752,394)        (2,315,067)        (1,772,007)
 Equity securities                                                               (12,097)           (26,390)           (15,268)
 Real estate                                                                      (1,366)              (293)           (15,600)
 Other                                                                           (39,139)           (17,917)           (15,503)

Change in policy loans, net                                                       (4,044)             4,613             13,084
(Increase)/decrease in short-term investments, net                                (5,910)            42,446             (5,955)
Purchases of furniture and equipment, net                                        (10,900)            (9,446)            (4,116)
Sale of discontinued operations                                                 (160,332)                --                 --
                                                                              ----------        -----------        -----------

  Net cash provided by investing activities                                       92,581             77,302             76,800
                                                                              ----------        -----------        -----------


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                Consolidated Statements of Cash Flows - Continued

For the Years Ended December 31,                                                  1999                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)
                        Cash Flows from Financing Activities

Deposits for universal life and investment contracts                           $ 605,568         $ 589,070           $ 653,233
Withdrawals from universal life and investment contracts                        (641,296)         (605,821)           (552,311)
Transfers to separate accounts                                                  (146,981)         (147,708)           (236,008)
Issuance/(repayment) of debt                                                     167,228            90,772              24,842
(Increase)/decrease in net broker dealer receivables                            (192,484)         (111,046)            (47,632)
                                                                               ----------        ----------          ----------

 Net cash used by financing activities                                          (207,965)         (184,733)           (157,876)
                                                                               ----------        ----------          ----------

 Net increase/(decrease) in cash and cash equivalents                             13,013           (12,596)               (250)

Cash and cash equivalents
 Beginning of the year                                                            24,468            37,064              37,314
                                                                               ----------        ----------          ----------
 End of the year                                                               $  37,481         $  24,468           $  37,064
                                                                               ==========        ==========          ==========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For The Years Ended December 31, 1999, 1998 and 1997

                            (in thousands of dollars)
--------------------------------------------------------------------------------

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Organization and Basis of Presentation
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.


New Accounting Pronouncements
As of January 1, 1999, the Company adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining when and how to measure assets and liabilities associated with guaranty fund and other insurance related assessments. The Company also adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" which gives guidance on accounting for the costs related to developing, obtaining, modifying and/or implementing internal use software. The adoption of SOP 97-3 and SOP 98-1 did not have a material effect on the Company's financial condition or results of operations.

As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 established standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

In June 1998, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.

Investments
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

Other Assets
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $50,971 and $46,292 at December 31, 1999 and 1998,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

respectively. Related depreciation and amortization expense was $8,441, $8,586 and $8,183 for the years ended December 31, 1999, 1998 and 1997, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $17,228 and $16,126 at December 31, 1999 and 1998, respectively. Goodwill amortization was $1,008, $806 and $808 for 1999, 1998 and 1997, respectively.

Deferred Acquisition Costs
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

Separate Accounts
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

Insurance Liabilities and Revenue Recognition
Participating Traditional Life and Life Contingent Annuity Products
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

Universal Life Products and Other Annuity Products
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

Policyholders' Dividends
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1999, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 83%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1999.

Broker/Dealer Revenue Recognition
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

Federal Income Taxes
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Reclassification
Certain 1998 and 1997 amounts have been reclassified to conform with 1999 presentation.

2.  DISCONTINUED OPERATIONS:
During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda Ltd. to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pretax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the reinsurer effective July 1, 1999. The remaining 5% of the related assets are being held in an escrow account under the Company's control, pending approval of the transaction by the State of New York. Accordingly,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

reserves for payment of future policy benefits at December 31, 1999 include $7,458 related to the remaining 5% of the DI business.

As this is a disposal of a segment of business, the Company has modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the year ended December 31, 1999, 1998 and 1997 were $16,855, $28,854 and $29,884, respectively.

The reinsurance agreement is secured for the Company by a collateralized trust which names the Company as the beneficiary. As of December 31, 1999, the Company had a reinsurance recoverable from Christian Mutual of $141,707 which was secured by investment grade securities with a market value of $155,046 held in trust.

3.  INVESTMENTS:
Debt Securities
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $8,703 and $3,056 as of December 31, 1999 and 1998, respectively.

                                                                        December 31, 1999
                                                 --------------------------------------------------------------
                                                                    Gross             Gross          Estimated
                                                  Amortized       Unrealized       Unrealized          Fair
                                                    Cost            Gains            Losses            Value
                                                 ----------       ----------       ----------       ----------
U.S. Treasury securities and U.S.
  Government and agency securities               $   10,527       $      119       $      178       $   10,468
States and political subdivisions                    11,600               --               58           11,542
Foreign governments                                  19,854              758               --           20,612
Corporate securities                              2,678,302           69,875          116,357        2,631,820
Mortgage and other asset-backed securities        2,106,506            9,975           58,011        2,058,470
                                                 ----------       ----------       ----------       ----------
  Total bonds                                     4,826,789           80,727          174,604        4,732,912


Redeemable preferred stocks                             360               --               11              349
                                                 ----------       ----------       ----------       ----------
  Total                                          $4,827,149       $   80,727       $  174,615       $4,733,261
                                                 ==========       ==========       ==========       ==========


                                                                          December 31, 1998
                                                 --------------------------------------------------------------
                                                                     Gross             Gross         Estimated
                                                  Amortized        Unrealized       Unrealized         Fair
                                                     Cost            Gains            Losses           Value
                                                 ----------       ----------       ----------       ----------
U.S. Treasury securities and U.S.
  Government and agency securities               $   13,109       $    1,271       $       --       $   14,380
States and political subdivisions                    12,094            2,216               --           14,310
Foreign governments                                  24,920            3,323               --           28,243
Corporate securities                              3,058,066          299,489            4,956        3,352,599
Mortgage and other asset-backed securities        2,006,891           86,271            4,399        2,088,763
                                                 ----------       ----------       ----------       ----------
  Total bonds                                     5,115,080          392,570            9,355        5,498,295


Redeemable preferred stocks                           2,696               --               67            2,629
                                                 ----------       ----------       ----------       ----------
  Total                                          $5,117,776       $  392,570       $    9,422       $5,500,924
                                                 ==========       ==========       ==========       ==========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1999 by contractual maturity.

                                                      Amortized        Estimated
      Years to maturity:                                 Cost         Fair Value
                                                     ----------       ----------
      One or less                                    $  226,324       $  215,589
      After one through five                            247,287          248,905
      After five through ten                            523,294          545,057
      After ten                                       1,723,378        1,664,891
      Mortgage and other asset-backed securities      2,106,506        2,058,470
                                                     ----------       ----------
        Total bonds                                   4,826,789        4,732,912
      Redeemable preferred stocks                           360              349
                                                     ----------       ----------

        Total                                        $4,827,149       $4,733,261
                                                     ==========       ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.5 years.

At December 31, 1999, the Company held $2,058,470 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,675,587 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $382,883. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,412,879 are rated AAA and include $16,617 of interest-only tranches . As of December 31, 1999 and 1998, the Company's investments included $370,541 and $475,699, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 37% and 42% of equity at December 31, 1999 and 1998, respectively.

At December 31, 1999, the largest industry concentration of the Company's portfolio was investments in the finance industry of $506,017 representing 11% of the total debt portfolio.

Proceeds during 1999, 1998 and 1997 from sales of available-for-sale securities were $1,623,191, $1,931,269 and $1,353,112, respectively. Gross gains and gross losses realized on those sales were $18,843 and $17,702, respectively, during 1999, $37,324 and $35,257, respectively, during 1998 and $21,799 and $8,990, respectively, during 1997.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1999 and 1998, debt securities with amortized cost totaling $218,351 and $192,724, respectively, were less than investment grade. At December 31, 1999 and 1998, the Company held securities with a carrying value of $0 and $9,170, respectively, which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1999 and 1998.

Equity Securities
During 1999, 1998 and 1997, the proceeds from sales of equity securities amounted to $12,003, $35,496 and $20,374, respectively. The gross gains and gross losses realized on those sales were $89 and $352, $3,095 and $239 and $975 and $239 for 1999, 1998 and 1997, respectively

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

Mortgage Loans
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                               1999               1998
                                             --------           --------
             Property Type
              Office building                $ 1,366            $ 9,204
              Retail                           8,414              5,553
              Dwellings                       16,062             24,741
              Other                            2,773              3,130
              Valuation Allowance             (1,500)            (3,800)
                                             --------           -------
               Total                         $27,115            $38,828
                                             ========           =======



                                               1999               1998
                                             --------           --------
             Geographic Concentration
              Northeast                      $ 5,506            $10,273
              Midwest                          5,515              5,728
              South                           11,612             12,075
              West                             5,982             14,552
              Valuation Allowance             (1,500)            (3,800)
                                             --------           -------
               Total                         $27,115            $38,828
                                             ========           =======

The following table presents changes in the mortgage loan valuation allowance for the years presented:
                                               1999               1998
                                             --------           --------
             Balance at January 1            $ 3,800            $ 3,800
              Reduction in provision          (2,300)                 -
              Charge-offs                          -                  -
                                             --------           -------
             Balance at December 31          $ 1,500            $ 3,800
                                             ========           =======

As of December 31, 1999 and 1998, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 1999 and 1998, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1999 and 1998, the mortgage loan portfolio included $2,275 and $2,555, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $305 and $258 in 1999 and 1998, respectively. Gross interest income from these loans included in net investment income totaled $211 and $236 in 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

At December 31, 1999 and 1998, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 1999. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

Real Estate
The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                               1999               1998
                                             --------           --------
             Investment                      $19,461            $19,111
             Properties held for sale              -              1,914
             Less: Valuation allowance        (4,000)            (5,234)
                                             --------           --------
               Total                         $15,461            $15,791
                                             ========           ========

At December 31, 1999 and 1998, accumulated depreciation on real estate amounted to $7,233 and $6,218, respectively. Depreciation expense on real estate totaled $1,015, $1,071 and $5,709 for the years ended December 31, 1999, 1998 and 1997, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093.

Other
Investments on deposit with regulatory authorities as required by law were $6,444 and $7,104 at December 31, 1999 and 1998, respectively.


4.  INVESTMENT INCOME AND CAPITAL GAINS:
The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                        1999             1998            1997
                                     ---------        ---------        ---------
    Debt securities                  $ 385,963        $ 395,628        $ 390,852
    Equity securities                      311              206            1,371
    Mortgage loans                       2,706            4,268           12,098
    Real estate                          2,209            2,903           17,519
    Policy loans                        39,371           39,760           40,921
    Short-term investments                 830            2,032            2,428
    Other invested assets               17,446           11,330           21,268
                                     ---------        ---------        ---------
    Gross investment income            448,836          456,127          486,457
      Less: Investment expense          11,104           11,430           26,251
      Less: Discontinued operations      6,510           11,167           12,071
                                     ---------        ---------        ---------
    Investment income, net           $ 431,222        $ 433,530        $ 448,135
                                     =========        =========        =========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $1,066, $235 and $3,154 in 1999, 1998 and 1997, respectively.

                                            1999            1998          1997
                                         ---------       --------      ---------
    Debt securities                      $ (4,506)       $   110       $ 12,991
    Equity securities                        (263)         2,856            417
    Mortgage loans                          2,300            210            280
    Real estate                               173          4,148           (684)
    Other                                   2,430         (2,109)          (811)
    Amortization of deferred
      acquisition costs                       669         (1,303)        (2,538)
                                         ---------       --------      ---------
    Net realized capital
      gains/(losses)                     $    803        $ 3,912       $  9,655
                                         =========       ========      =========


The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                               1999          1998        1997
                                           -----------    ---------   ----------
    Unrealized gains/(losses):
      Debt securities                      $ (477,036)    $ 86,594    $ 160,850
      Equity securities                           (43)      (2,092)         408
      Other                                     5,555       (2,091)     (14,581)
                                           -----------    ---------   ----------
                                             (471,524)      82,411      146,677
                                           -----------    ---------   ----------
    Less:
      Deferred policy acquisition
       costs                                  117,050      (12,841)     (45,043)
      Deferred income taxes                   123,937      (24,440)     (35,355)
                                           -----------    ---------   ----------
    Net change in unrealized
      gains/(losses)                       $ (230,537)    $ 45,130    $  66,279
                                           ===========    =========   ==========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                1999         1998        1997
                                           -----------    ---------   ----------
    Reclassification Adjustments
    Unrealized holding gains/(losses)
      arising during period                $ (255,859)    $ 53,576     $ 71,797
    Reclassification adjustment
      for gains included in net income         25,322        8,446        5,518
                                           -----------    ---------   ----------
    Unrealized gains/(losses) on
      investments, net of
      reclassification adjustment          $ (230,537)    $ 45,130     $ 66,279
                                           ===========    =========   ==========


Reclassification adjustments reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense of $13,635, $7,679 and $4,519, respectively, and $11,760, $5,815 and $2,875, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

5.  FAIR VALUE INFORMATION:
The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1999 and 1998.

                                                                1999                                1998
                                                   -----------------------------        -----------------------------
                                                    Carrying            Fair             Carrying             Fair
                                                      Value             Value              Value              Value
                                                   -----------       -----------        -----------       -----------
     Financial Assets:
        Debt securities, available for sale        $ 4,733,261       $ 4,733,261        $ 5,500,924       $ 5,500,924
        Equity securities
          Common stock                                     276               276                158               158
          Non-redeemable preferred stocks                3,673             3,673              4,003             4,003
        Mortgage loans                                  27,115            28,615             38,828            42,675
        Policy loans                                   642,420           612,501            638,376           605,144
        Cash and cash equivalents                       37,481            37,481             24,468            24,468
        Short-term investments                           6,934             6,934              1,024             1,024
        Separate account assets                      2,865,366         2,865,366          2,302,937         2,302,937
        Other invested assets                          137,766           137,766             98,571            98,571

     Financial Liabilities:
        Investment-type contracts
          Individual annuities                     $   997,686       $ 1,011,298        $ 1,108,274       $ 1,143,373
          Guaranteed investment contracts               22,786            21,353             39,571            40,556
          Other group annuities                         85,465            85,213            113,974           115,422
          Other policyholder funds                     339,937           339,937            340,761           340,761
                                                   -----------       -----------        -----------       -----------
       Total policyholder funds                      1,445,874         1,457,801          1,602,580         1,640,112
       Policyholder's dividends payable                 28,770            28,770             30,532            30,532
       Separate account liabilities                  2,865,366         2,865,366          2,302,937         2,302,937

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1999 and 1998, the Company had interest rate swaps with aggregate notional amounts equal to $20,000 and $95,000, respectively, with average unexpired terms of 7 months and 8 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999 and $2,248 and $0, respectively, at December 31, 1998. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $34,457 and $38,144 as of December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

6.  INCOME TAXES:
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                         1999            1998
                                                      ---------       ----------
           Deferred tax assets
             Future policy benefits                   $ 90,877        $  92,909
             Dividend award                             10,010           10,255
             Allowances for investment losses            6,153            4,232
             Employee benefit liabilities               30,479           29,762
             Unrealized investment losses               17,934                -
             Other                                      17,256           18,677
                                                      ---------       ----------
                Total deferred tax asset               172,709          155,835
                                                      ---------       ----------

           Deferred tax liabilities
              Deferred acquisition costs               145,360          135,248
              Unrealized investment gains                    -          105,993
              Other                                     18,484           22,375
                                                      ---------       ----------
                Total deferred tax liability           163,844          263,616
                                                      ---------       ----------
           Net deferred tax liability                   (8,865)         107,781
           Tax currently payable                        40,784           34,853
                                                      ---------       ----------
           Accrued income tax payable                 $ 31,919        $ 142,634
                                                      =========       ==========

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                              1999          1998           1997
                                            --------      --------      --------
       Tax expense at 35%                   $ 45,697      $ 50,443      $ 44,442
       Increase in income taxes resulting
        from:
          Differential earnings amount         3,010         2,681         6,942
          Other                                2,299         4,565         2,528
                                            --------      --------      --------
       Federal income tax expense           $ 51,006      $ 57,689      $ 53,912
                                            ========      ========      ========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                              1999          1998          1997
                                            --------      --------      --------
       Continuing operations                $ 66,324      $ 57,019      $ 51,323
       Discontinued operations:
         Operations                           (2,137)          670         2,589
         Sale                                (13,181)            -             -
                                            --------      --------      --------
       Total federal income tax expense     $ 51,006      $ 57,689      $ 53,912
                                            ========      ========      ========

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.


7.  BENEFIT  PLANS:
The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                                    Pension Benefits                 Other Benefits
                                                               ------------------------         ------------------------
                                                                 1999            1998             1999            1998
                                                               --------        --------         --------       ---------
           Benefit Obligation                                  $(90,293)       $(90,428)        $(27,808)      $ (26,439)
           Fair value of plan assets                             63,616          53,349                -               -
                                                               --------        --------         --------       ---------
           Funded Status                                       $(26,677)       $(37,079)        $(27,808)      $ (26,439)
                                                               ========        ========         ========       =========
           Accrued benefit cost recognized in the
              consolidated balance sheet                       $(25,861)       $(22,530)        $(44,205)      $ (44,558)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                                    Pension Benefits                 Other Benefits
                                                               ------------------------         ------------------------
                                                                 1999            1998             1999            1998
                                                               --------        --------         --------       ---------
           Discount rate                                         6.75%           6.75%            6.75%           6.75%
           Expected return on plan assets                        8.00%           8.00%               -               -
           Rate of compensation increase                         5.50%           5.50%            5.00%           5.00%

At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. The assumed health care cost trend rate used at December 31, 1997 in measuring the accumulated postretirement benefit obligation was 8.5% for 1998, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                                                    Pension Benefits                 Other Benefits
                                                               ------------------------         ------------------------
                                                                 1999            1998             1999            1998
                                                               --------        --------         --------       ---------
           Benefit cost recognized in                          $  5,072        $  5,692         $  1,140         $  831
             consolidated income statement

           Employer contribution                                  1,741           6,687            1,493          1,415

           Plan participants' contribution
                                                                      -               -                -              -
           Benefits paid
                                                                  3,593           3,229            1,493          1,415

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1999, 1998 and 1997, the expense recognized for these plans was $11,192, $9,526 and $8,345, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1999 and 1998 was $300,170 and $260,706, respectively.

8.  REINSURANCE:
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                                  Assumed             Ceded to
                                            Gross                From Other             Other                  Net
                                            Amount               Companies            Companies               Amount
                                         ------------           -----------         -----------           ------------
     December 31, 1999:
       Life Insurance in Force           $ 33,554,483           $   353,382         $ 8,185,527           $ 25,722,338
       Premiums
                                              149,187                 6,399              16,803                138,783
       Benefits
                                              455,518                15,629              32,705                438,442
       Reserves
                                            5,446,024                   175             220,656              5,225,543

     December 31, 1998:
       Life Insurance in Force           $ 32,066,821           $ 5,115,520         $ 5,954,701           $ 31,227,640
       Premiums
                                              166,708                10,586               5,940                171,354
       Benefits
                                              457,239                15,710              17,913                455,036
       Reserves
                                            5,594,712                 1,688              62,198              5,534,202

For the years ended December 31, 1999 and 1998, the above numbers include premiums from discontinued operations of $8,267 and $16,739, respectively, and benefits from discontinued operations of $8,651 and $9,888, respectively.

During 1997, the Company had gross premiums of $190,754, assumed premiums of $11,189 and ceded premiums of $6,723 and gross benefits of $492,857, assumed benefits of $14,293 and ceded benefits of $26,916. Reinsurance receivables with a carrying value of $205,559 and $55,119 were associated with a single reinsurer at December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------


9.  COMMITMENTS AND CONTINGENCIES:
The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1999, the Company had outstanding commitments totaling $70,757 relating to these investment activities. The fair value of these commitments approximates the face amount.


10. STATUTORY  INFORMATION:
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.


The combined insurance companies' statutory capital and surplus at December 31, 1999 and 1998 was $558,700 and $495,212, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1999, 1998 and 1997, was $76,680, $83,676 and $63,613, respectively.

The National Association of Insurance Commissioners has released a comprehensive guide to Statutory Accounting Principles, Accounting Practices and Procedures Manual - version effective January 1, 2001, (Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The Company does not expect the adoption of Codification to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
January 28, 2000

                                     PART C


                                Other Information


Item 24.      Financial Statements and Exhibits

              (a)   Financial Statements included in Part B:

                    Financial Statements of Penn Mutual Variable Annuity Account III:

                    Report of Independent Auditors
                    Statement of Assets and Liabilities - December 31, 1999 and 1998
                    Statement of Operations - For the years ended
                          December 31, 1999, 1998 and 1997
                          Statements of Changes in Net Assets - For the years ended
                          December 31, 1999, 1998 and 1997
                    Notes to Financial Statements

                    Financial Statements of The Penn Mutual Life Insurance Company:

                    Report of Independent Auditors
                    Statements of Financial Condition at December 31, 1999, and 1998
                    Statements of Operations and Surplus for the years
                          ended December 31, 1999, 1998, and 1997
                    Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
                    Notes to Financial Statements

              (b)   Exhibits

                    1.    (a)      Resolutions of Executive Committee of Board of Trustees of
                                   The Penn Mutual Life Insurance Company authorizing the
                                   establishment of the Registrant.  Incorporated herein by
                                   reference to Exhibit 1(a) to the Registration Statement of Penn
                                   Mutual Variable Annuity Account III (Pennant Select) on Form
                                   N-4 (File No. 333-62811), as filed with the Securities and
                                   Exchange Commission via EDGAR (Accession No.
                                   0001036050-98-001504)  on September 3, 1998.

                          (b)      Resolutions of Executive Committee of Board of Trustees of The
                                   Penn Mutual Life Insurance Company authorizing investments of the Registrant.  Incorporated herein by reference to Exhibit
                                   1(b) to Post-Effective Amendment No. 1 to the Registration
                                   Statement of Penn Mutual Variable Annuity Account III
                                   (Commander) on Form N-4 (File No. 333-62825), as filed with
                                   The Securities and Exchange Commission via EDGAR
                                   (Accession No. 0000950116-99-000834) on April 27, 1999.



                    2.             Not applicable.

                    3.    (a)      Sales Support Agreement between The Penn Mutual Life
                                   Insurance Company and Horner, Townsend & Kent, Inc., a
                                   wholly-owned subsidiary of Penn Mutual.  Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity
                                   Account III (Pennant Select) on Form N-4 (File No. 333-
                                   62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                                   November 30, 1998.

                          (a)(1)   Schedule I dated January 1, 2000 to Sales Support Agreement.
                                   Filed herewith.

                          (b)      Form of Distribution Agreement between The Penn Mutual Life
                                   Insurance Company and Horner, Townsend & Kent, Inc., a
                                   wholly-owned subsidiary of Penn Mutual).  Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity
                                   Account III (Pennant Select) on Form N-4 (File No. 333-
                                   62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                                   November 30, 1998.

                          (c)      Form of Agent's Agreement relating to broker-dealer
                                   supervision.  Incorporated herein by reference to Exhibit 3(c) to the Registration Statement  of Penn Mutual Variable Annuity
                                   Account III (Pennant Select) on Form N-4 (File No. 333-
                                   62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                                   September 3, 1998 .

                          (d)      Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws).  Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment
                                   No. 1 to the Registration Statement of Penn Mutual Variable



                                   Annuity Account III (Pennant Select) on Form N-4 (File No. 33-
                                   62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                                   November 30, 1998.

                          (e)      Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws.  Incorporated herein by reference to Exhibit 3(e)
                                   to Pre-Effective Amendment No. 1 to the Registration Statement
                                   of Penn Mutual Variable Annuity Account III (Commander) on
                                   Form N-4 (File No. 333-62825), as filed with the Securities and
                                   Exchange Commission via EDGAR (Accession No.
                                   0000950116-99-000834) on April 27, 1999.

                    4.    (a)      Group Variable and Fixed Annuity Contract (primarily for
                                   Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611).  Incorporated herein by reference to Exhibit 4(a) to Post Effective Amendment No.
                                   25 to the Registrant's Registration Statement on Form N-4 (File
                                   No. 2-77283), as filed with the Securities and Exchange
                                   Commission via EDGAR (Accession No. 0000950116-99-
                                   000851) on April 28, 1999.

                          (b)      Individual Variable Annuity Contract (Form DI-1182-V).
                                   Incorporated herein by reference to Exhibit 4(b) to Post
                                   Effective Amendment No. 25 to the Registrant's Registration
                                   Statement on Form N-4 (File No. 2-77283), as filed with the
                                   Securities and Exchange Commission via EDGAR (Accession
                                   No. 0000950116-99-000851) on April 28, 1999.


                          (c)      Endorsement No. 1309-82 to Individual Variable Annuity
                                   Contract.  Incorporated herein by reference to Exhibit 4(c) to
                                   Post Effective Amendment No. 25 to the Registrant's
                                   Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                                   (Accession No. 0000950116-99-000851) on April 28, 1999.

                          (d)      Individual Variable and Fixed Annuity Contract - Flexible
                                   Purchase Payments (Form DV-790).  Incorporated herein by
                                   reference to Exhibit 4(d) to Post Effective Amendment No. 25 to
                                   the Registrant's Registration Statement on Form N-4 (File No.



                                   2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April
                                   28, 1999.

                          (e)      Endorsement No. 1536-90 to Individual Variable and Fixed
                                   Annuity Contract. Incorporated herein by reference to Exhibit
                                   4(e) to Post Effective Amendment No. 25 to the Registrant's
                                   Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                                   (Accession No. 0000950116-99-000851) on April 28, 1999.

                          (f)      Endorsement No. 1534-96 to Individual Variable and Fixed
                                   Annuity Contract.  Incorporated herein by reference to Exhibit
                                   4(f) to Post Effective Amendment No. 25 to the Registrant's
                                   Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                                   (Accession No. 0000950116-99-000851) on April 28, 1999.

                          (g)      Endorsement No. 1542-97 to Individual Variable and Fixed
                                   Annuity Contract.  Incorporated herein by reference to Exhibit
                                   4(g) to Post Effective Amendment No. 25 to the Registrant's
                                   Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                                   (Accession No. 0000950116-99-000851) on April 28, 1999.

                          (h)      Endorsement No. 1504-94 to 403(b) Policy Loan.  Incorporated
                                   herein by reference to Exhibit 4(h) to Post Effective Amendment
                                   No. 25 to the Registrant's Registration Statement on Form N-4
                                   (File No. 2-77283), as filed with the Securities and Exchange
                                   Commission via EDGAR (Accession No. 0000950116-99-
                                   000851) on April 28, 1999.

                          (i)      Individual Variable Annuity Contract - Flexible Purchase
                                   Payments.  Incorporated herein by reference to Exhibit 4(i) to
                                   Post effective Amendment No. 26 to the Registrant's
                                   Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                                   (Accession No. 0000950116-99-001164) on June 11, 1999.

                          (j)      Group Variable and Fixed Annuity Contract - Flexible Purchase
                                   Payments Participating.  Incorporated herein by reference to
                                   Exhibit 4(j) to Post effective Amendment No. 26 to the
                                   Registrant's Registration Statement on Form N-4 (File No. 2-
                                   77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June
                                   11, 1999.

                          (k)      Group Variable and Fixed Annuity Certificate - Flexible
                                   Purchase Payments.  Incorporated herein by reference to Exhibit
                                   4(k) to Post effective Amendment No. 26 to the Registrant's
                                   Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                                   (Accession No. 0000950116-99-001164) on June 11, 1999.

                          (l)      Group Variable and Fixed Annuity Contract - Flexible Purchase
                                   Payments - Participating.  Incorporated herein by reference to
                                   Exhibit 4(l) to Post effective Amendment No. 26 to the
                                   Registrant's Registration Statement on Form N-4 (File No. 2-
                                   77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June
                                   11, 1999.

                          (m)      Group Variable and Fixed Annuity Certificate - Flexible
                                   Purchase Payments.  Incorporated herein by reference to Exhibit
                                   4(m) to Post effective Amendment No. 26 to the Registrant's
                                   Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                                   (Accession No. 0000950116-99-001164) on June 11, 1999.

                          (n)      Group Variable and Fixed Annuity Certificate - Flexible
                                   Purchase Payments.  Incorporated herein by reference to Exhibit
                                   4(n) to Post effective Amendment No. 26 to the Registrant's
                                   Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                                   (Accession No. 0000950116-99-001164) on June 11, 1999.

                    5.    (a)      Application (Form EB 1610) for participation in Group Variable and Fixed Annuity Contract.  Incorporated herein by reference to Exhibit 5(a) to the Registrant's Registration Statement on
                                   Form N-4 (File No. 2-77283), as filed with the Securities and
                                   Exchange Commission via EDGAR (Accession No.
                                   0000950116-99-000851) on April 28, 1999

                          (b)      Application (Form PM3502 11/94) for Individual Variable and
                                   Fixed Annuity Contract.  Incorporated herein by reference to
                                   Exhibit 5(b) to Post Effective Amendment No. 2 to the
                                   Registration Statement of Penn Mutual Variable Annuity
                                   Account III (Pennant Select) on Form N-4 (File No. 333-
                                   62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April
                                   28, 1999.


                    6.    (a)      Charter of The Penn Mutual Life Insurance Company (May
                                   1983).  Incorporated herein by reference to Exhibit 6(a) the
                                   Registration Statement of Penn Mutual Variable Annuity
                                   Account III (Pennant Select) on Form N-4 (File No. 333-
                                   62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                                   September 3, 1998.

                          (b)      By-laws of The Penn Mutual Life Insurance
                                   Company, as amended through February 21, 1997. Incorporated herein by reference to
                                   Exhibit 6(b) to the Registration Statement of
                                   Penn Mutual variable Annuity Account III
                                   (Pennant Select) on form N-4 (File No.
                                   333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                   0001036050-98-001504) on September 3, 1998.

                    7.    None.

                    8.    (a)(1)       Form of Sales Agreement between The Penn Mutual Life
                                       Insurance Company and Neuberger & Berman Advisers
                                       Management Trust.  Incorporated herein by reference to Exhibit
                                       8(b)(1) to the Registration Statement of Penn Mutual Variable
                                       Annuity Account III (Pennant Select) on Form N-4 (File No.
                                       333-62811), as filed with the Securities and Exchange
                                       Commission via EDGAR (Accession No. 0001036050-98-
                                       001504) on September 3, 1998.

                          (a)(2)       Form of Assignment and Modification Agreement between
                                       Neuberger & Berman Management Incorporated, Neuberger &
                                       Berman Advisers Management Trust, Advisers Managers Trust
                                       and The Penn Mutual Life Insurance Company.  Incorporated
                                       herein by reference to Exhibit 8(b)(2) to the Registration
                                       Statement of Penn Mutual Variable Annuity Account III
                                       (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR
                                       (Accession No. 0001036050-98-001504) on September 3, 1998.

                          (a)(3)       Amendment to Fund Participation Agreement between The Penn
                                       Mutual Life Insurance Company and Neuberger & Berman
                                       Advisers Management Trust.  Incorporated herein by reference to Exhibit 8(b)(3) to Post Effective Amendment No. 5 to the
                                   Registration Statement of Penn Mutual Variable Life Account I
                                   (Cornerstone) on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR
                                   (Accession No. 0000950109-97-003328) on April 30, 1997.

                          (b)      Form of Sales Agreement between The Penn Mutual Life
                                   Insurance Company and Penn Series Funds, Inc.  Incorporated
                                   herein by reference to Exhibit 8(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select)
                                   on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                   0001036050-98-001504) on September 3, 1998.

                          (c)      Form of Participation Agreement between The Penn Mutual Life
                                   Insurance Company, Variable Insurance Products Fund and
                                   Fidelity Distributors Corporation.  Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn
                                   Mutual Variable Annuity Account III (Pennant Select) on Form
                                   N-4 (File No. 333-62811), as filed with the Securities and
                                   Exchange Commission via EDGAR (Accession No.
                                   0001036050-98-001504) on September 3, 1998.

                          (d)      Form of Participation Agreement between The Penn Mutual Life
                                   Insurance Company, Variable Insurance Products Fund II and
                                   Fidelity Distributors Corporation.  Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn
                                   Mutual Variable Annuity Account III (Pennant Select) on Form
                                   N-4 (File No. 333-62811), as filed with the Securities and
                                   Exchange Commission via EDGAR  (Accession No.
                                   0001036050-98-001504) on September 3, 1998.

                          (e)      Participation Agreement between The Penn Mutual Life
                                   Insurance Company, Morgan Stanley Universal Funds,
                                   Inc.(renamed The Universal Institutional Funds, Inc. Effective
                                   May 1, 2000), Morgan Stanley Asset Management Inc. and
                                   Miller Andersen & Sherrerd LLP.  Incorporated herein by
                                   reference to Exhibit 8(f) to Post Effective Amendment No. 2 to
                                   the Registration Statement of PIA Variable Annuity Account I
                                   (Pennant) on Form N-4 (File No. 33-83120), as filed with the
                                   Securities and Exchange Commission via EDGAR (Accession
                                   No. 0000950109-97-003327) on April 30, 1997.




                    9.    Opinion and Consent of Franklin L. Best, Jr., Esq., Associate General
                          Counsel of The Penn Mutual Life Insurance Company, as to the
                          legality of the variable annuity contracts being registered.  Incorporated herein by reference to Exhibit 9 to Post Effective Amendment No. 26 to Registrant's Registration Statement on Form N-4 (File No. 2-
                          77283), as filed with the Securities and Exchange Commission via
                          EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                    10.   (a)      Consent of Ernst & Young LLP, Independent Auditors. Filed
                                   herewith.

                          (b)      Consent of Morgan, Lewis & Bockius LLP. Filed herewith.

                    11.   None.

                    12.   None.

                    13.   Schedule for Computation of Performance Quotations. Filed herewith

                    14.   (a)      Powers of Attorney of Trustees (except Ms. Bloch and Messrs.
                                   Notebaert and Rock).  Incorporated herein by reference to
                                   Exhibit 14 to Post Effective Amendment No. 22 to Registrant's
                                   Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                                   (Accession No. 0001021408-97-000161) on April 29, 1997.

                          (b)      Powers of Attorney of Edmond F. Notebaert and Robert H.
                                   Rock.  Incorporated herein by reference to Exhibit 14(b) to Post
                                   Effective Amendment No. 24 to Registrant's Registration
                                   Statement on Form N-4 (File No. 2-77283), as filed with the
                                   Securities and Exchange Commission via EDGAR (Accession
                                   No. 0000950109-98-002717) on April 24, 1998.

                          (c)      Power of Attorney for Julia Chang Bloch.  Incorporated herein by reference to Exhibit 14(c) to Post Effective Amendment No.
                                   26 to Registrant's Registration Statement on Form N-4 (File No.
                                   2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-00164) on June 11,
                                   1999.

Item 25.      Directors and Officers of the Depositor

              The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the

              Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.


Robert E. Chappell                           Nancy S. Brodie
Chairman of the Board and Chief              Executive Vice President and
Executive Officer and Member of              Chief Financial Officer
the Board of Trustees

Daniel J. Toran                              Peter M. Sherman
President and Chief Operating                Executive Vice President and
Officer and Member of the Board of           Chief Investment Officer
Trustees

Larry L. Mast                                Ann M. Strootman
Executive Vice President, Sales and          Vice President and Controller
Marketing

Harold E. Maude, Jr.                         Steven M. Herzberg
Senior Vice President,                       Assistant Vice President
Independence Financial Network               and Treasurer

Richard F. Plush                             James McElwain
Vice President and Senior Actuary            Assistant Vice President,
                                             Retirement and Investment Sales
John M. Albanese                             Operations
Senior Vice President, Customer Service
and Information Systems

Frederick M. Rackovan                        George W. Bentham
Vice President, Insurance Service            Senior Vice President, Career
                                             Agency System
Ralph I. Pence
Vice President and Chief Actuary


              The business address of the director and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant


                                 Penn Mutual Wholly-Owned Subsidiaries

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
The Penn Insurance and                  Life Insurance and Annuities                Delaware
Annuity Company

Independence Capital                    Investment Adviser                          Pennsylvania
Management, Inc.

Penn Janney Fund, Inc.                  Investments                                 Pennsylvania

Independence Square                     Holding Company                             Pennsylvania
Properties, Inc.

The Pennsylvania Trust                  Trust Company                               Pennsylvania
Company

                                 Independence Square Properties, Inc.
                                     Wholly-Owned Subsidiaries

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Indepro Corporation                     Real Estate Investment                      Delaware

WPI Investment Company                  Real Estate Investment                      Delaware

Hornor, Townsend & Kent,                Registered Broker-Dealer and                Pennsylvania
Inc.                                    Investment Adviser

Janney Montgomery Scott                 Registered Broker-Dealer and                Delaware
LLC                                     Investment Adviser


                               Indepro Corporation
                            Wholly-Owned Subsidiaries

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Indepro Property Fund I                 Real Estate Investment                      Delaware
Corporation

Indepro Property Fund II                Real Estate Investment                      Delaware
Corporation

Commons One Corporation                 Real Estate Investment                      Delaware

West Hazleton, Inc.                     Real Estate Investment                      Delaware


                                         Janney Montgomery Scott LLC
                                          Wholly-Owned Subsidiaries


Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
JMS Resources, Inc.                     Oil and Gas Development                     Pennsylvania

JMS Investor Services, Inc.             Insurance Sales                             Delaware


Item 27.       Number of Contract Owners

               As of March 31, 2000, there were:

               30,102 owners of qualified individual variable annuity contracts; 0 owners of qualified group variable annuity contracts;
               0 owners of certificates issued under qualified group variable annuity contracts; and
               8,483 owners of nonqualified individual variable annuity contracts.

Item 28.       Indemnification

               Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Post-Effective Amendment No. 12 to this Registration Statement and are incorporated in this Post-Effective Amendment by reference.

               Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

               Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

               Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

               Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

               Hornor Townsend & Kent, Inc. serves as principal underwriter for Addison Capital Shares, Inc., a registered investment company.

               Hornor, Townsend & Kent, Inc. - Directors and Officers
               ------------------------------------------------------

               John J. Gray, Director and Chairman of the Board

               Larry L. Mast, Director

      Nina M. Mulrooney, Director
      Norman T. Wilde, Jr., Director
      Daniel J. Toran, Director
      Ronald C. Zimmerman, Director, President and Chief Executive Officer Michael D. Sweeney, Vice President, Compliance and Secretary
      Edward G. Pecelli, Vice President, Sales and Marketing
      Laura M. Ritzko, Assistant Secretary
      Henry S. Buck, Assistant Vice President and Assistant Treasurer Barbara S. Wood, Senior Vice President, Finance and Treasurer
      Joseph R. Englert, Vice President, Trading and Operations
      Franklin L. Best, Jr., Counsel
      Constance Flaville, Assistant Secretary

      The principal business address of Messrs. Gray and Wilde is Janney, Montgomery, Scott Inc., 1801 Market Street, Philadelphia, Pennsylvania. The principal business address of Mses. Mulrooney and Ritzko and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

      Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year


                         Net Underwriting
  Name of Principal       Discounts and        Compensation        Brokerage           Other
     Underwriter           Commissions         on Redemption      Commissions       Compensation
---------------------- --------------------  -----------------  ---------------- ------------------
Hornor, Townsend            $ 338,282                0                 0                 0
& Kent, Inc.

Item 30. Location of Accounts and Records

         The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

         The Penn Mutual Life Insurance Company
         600 Dresher Road
         Horsham, Pennsylvania  19044

Item 31.       Management Services

               See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.       Undertakings

               The Penn Mutual Life Insurance Company hereby undertakes:

               (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

               (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

               Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

               The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract and the Variable Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No.27 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 26th day of April, 2000.

                         PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                              (Registrant)

                         By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                              (Depositor)

                         By:  /s/Robert E. Chappell
                              --------------------------------------
                                 Robert E. Chappell
                                 Chairman of the Board of Trustees
                                 and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 26th day of April, 2000.

Signature                                   Title

/s/Robert E. Chappell                       Chairman of the Board of Trustees
------------------------------              and Chief Executive Officer
Robert E. Chappell

/s/Nancy S. Brodie                          Executive Vice President and
------------------------------              Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                          Trustee

*JAMES A. HAGEN                             Trustee

*PHILLIP E. LIPPINCOTT                      Trustee

*JOHN F. MCCAUGHAN                          Trustee

*ALAN B. MILLER                             Trustee

*EDMOND F. NOTEBAERT                        Trustee

*ROBERT H. ROCK                             Trustee

*DANIEL J. TORAN                            Trustee

*NORMAN T. WILDE, JR.                       Trustee

*WESLEY S. WILLIAMS, JR.                    Trustee

*By: /s/Robert E. Chappell
     ---------------------
     Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX


EX.99  B3(a)(1)     Schedule I dated January 1, 2000 to Sales Support Agreement.

EX.99  B10(a)       Consent of Ernst & Young LLP.

EX.99  B10(b)       Consent of Morgan, Lewis & Bockius LLP.

EX.99  B13          Schedule for Computation of Performance Quotations.